As filed with the Securities and Exchange Commission on December 22, 2000
                                                        1933 Act File No. 33-572
                                                      1940 Act File No. 811-4409
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 84        [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 86                [X]

                          EATON VANCE MUNICIPALS TRUST
                          ----------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[x] on January 1, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

     Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

{LOGO}          Mutual Funds
EATON VANCE       for People
Mutual Funds         Who Pay
                       Taxes(R)




                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund

                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                 January 1, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                        Page                                Page
--------------------------------------------------------------------------------
Fund Summaries                           2      Sales Charges                 21
Investment Objectives & Principal               Redeeming Shares              23
  Policies and Risks                    18      Shareholder Account
Management and Organization             19        Features                    23
Valuing Shares                          20      Tax Information               24
Purchasing Shares                       21      Financial Highlights          29
--------------------------------------------------------------------------------


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

FUND SUMMARIES


This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.


Investment Objectives and Principal Strategies

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower quality obligations. Each Fund normally invests in municipal obligations with maturities of ten years or more.


Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payment of interest, bonds issued on a when-issued basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.


Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

Principal Risk Factors

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and below (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch IBCA ("Fitch") are contained in the Fund-specific summaries that follow this page.


A Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       Eaton Vance Alabama Municipals Fund

The Alabama Fund's investment objective is to provide current income exempt from regular federal income taxes and Alabama state personal income taxes. The Fund currently invests its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio"). Alabama general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Alabama Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not a reflect sales charge. If the sales charge was reflected, the returns would be lower.

12.43%     -8.07%       17.18%     2.95%        8.21%      3.92%        -5.84%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.55%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 42.62%) for Class A shares were 4.34% and 7.56%, respectively, and for Class B shares were 3.76% and 6.55%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                            -9.60%        4.52%           4.31%
Class B Shares                           -10.35%        4.68%           4.66%
Lehman Brothers Municipal Bond Index      -2.06%        6.91%           6.22%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Arkansas Municipals Fund

The Arkansas Fund's investment objective is to provide current income exempt from regular federal income taxes and Arkansas state personal income taxes. The Fund currently invests its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio"). Arkansas general obligations currently are rated Aa3 and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

Performance Information. The following bar chart and table provide information about the Arkansas Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

13.76%     -8.34%       17.67%     1.75%        8.00%      4.46%        -4.25%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.47% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.35%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.83%) for Class A shares were 4.53% and 8.06%, respectively, and for Class B shares were 4.41% and 7.85%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                            -8.00%        4.85%           4.82%
Class B Shares                            -8.84%        4.95%           4.94%
Lehman Brothers Municipal Bond Index      -2.06%        6.91%           6.11%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 9, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                       Eaton Vance Georgia Municipals Fund

The Georgia Fund's investment objective is to provide current income exempt from regular federal income taxes and Georgia state personal income taxes. The Fund currently invests its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio"). Georgia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Georgia Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

13.76%     -8.34%       17.67%     1.75%        8.00%      4.46%        -4.25%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 7.57% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.11% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 7.18%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.22%) for Class A shares were 4.72% and 8.31%, respectively, and for Class B shares were 4.51% and 7.94%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -10.99%        4.06%           3.57%
Class B Shares                           -11.71%        4.27%           3.97%
Lehman Brothers Municipal Bond Index      -2.06%        6.91%           6.20%



These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on December 23, 1991. Life of Fund returns are calculated from December 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Kentucky Municipals Fund

The Kentucky Fund's investment objective is to provide current income exempt from regular federal income taxes and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Fund currently invests its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio"). There are currently no Kentucky general obligations outstanding.

Performance Information. The following bar chart and table provide information about the Kentucky Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

7.26%      12.63%     -9.29%     17.96%     2.42%      8.89%     4.41%    -3.91%
--------------------------------------------------------------------------------
1992       1993       1994       1995       1996       1997      1998      1999

The Fund's highest quarterly total return was 8.21% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.52% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 3.82%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.22%) for Class A shares were 4.79% and 8.44%, respectively, and for Class B shares were 4.20% and 7.40%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -7.84%         5.24%           4.35%
Class B Shares                           -8.50%         5.39%           4.72%
Lehman Brothers Municipal Bond Index     -2.06%         6.91%           6.20%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on December 23, 1991. Life of Fund returns are calculated from December 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Louisiana Municipals Fund

The Louisiana Fund's investment objective is to provide current income exempt from regular federal income taxes and Louisiana state individual and corporate income taxes. The Fund currently invests its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio"). Louisiana general obligations currently are rated A2, A- and A by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Louisiana Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

15.25%    -10.28%       16.41%     3.14%        8.28%      4.53%       -7.73%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 8.07% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.62% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 7.53%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.22%) for Class A shares were 5.72% and 10.07%, respectively, and for Class B shares were 4.70% and 8.28%, respectively. For current yield information call 1-800-225-6265

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -11.50%        4.19%           6.74%
Class B Shares                           -12.14%        4.30%           4.54%
Lehman Brothers Municipal Bond Index      -2.06%        6.91%           6.11%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Maryland Municipals Fund

The Maryland Fund's investment objective is to provide current income exempt from regular federal income taxes and Maryland state and local income taxes. The Fund currently invests its assets in the Maryland Municipals Portfolio (the "Maryland Portfolio"). Maryland general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Maryland Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

13.19%     -9.86%       18.87%     2.79%        8.59%      2.59%        -6.49%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 8.67% for the quarter ended March 31, 1995, and its lowest quarterly total return was -8.20% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.05%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 44.35%) for Class A shares were 5.01% and 9.00%, respectively, and for Class B shares were 4.53% and 8.14%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -10.28%        4.41%           4.23%
Class B Shares                           -10.97%        4.61%           4.45%
Lehman Brothers Municipal Bond Index      -2.06%        6.91%           6.30%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 10, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on February 3, 1992. Life of Fund returns are calculated from February 28, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                      Eaton Vance Missouri Municipals Fund

The Missouri Fund's investment objective is to provide current income exempt from regular federal income taxes and Missouri state personal income taxes. The Fund currently invests its assets in the Missouri Municipals Portfolio (the "Missouri Portfolio"). Missouri general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Missouri Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change from year-to-year. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

13.55%     -9.34%       19.41%     2.77%        9.14%      5.07%        -6.51%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 8.55% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.72% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.21%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.22%) for Class A shares were 5.21% and 9.18%, respectively, and for Class B shares were 4.51% and 7.94%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                          -10.05%         5.21%           4.81%
Class B Shares                          -10.99%         5.32%           5.04%
Lehman Brothers Municipal Bond Index     -2.06%         6.91%           6.22%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 1, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

                   Eaton Vance North Carolina Municipals Fund

The North Carolina Fund's investment objective is to provide current income exempt from regular federal income taxes and North Carolina state personal income taxes. The Fund currently invests its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio"). North Carolina general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the North Carolina Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

8.07%     11.48%     -9.25%     16.69%     2.00%      8.47%      4.89%    -5.69%
--------------------------------------------------------------------------------
1992      1993       1994       1995       1996       1997       1998       1999

The Fund's highest quarterly total return was 7.90% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.10% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.98%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 44.28%) for Class A shares were 4.70% and 8.44%, respectively, and for Class B shares were 4.19% and 7.52%, respectively. For current yield information call 1-800-225-6265

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -9.38%         4.62%          4.11%
Class B Shares                          -10.21%         4.68%          4.35%
Lehman Brothers Municipal Bond Index     -2.06%         6.91%          6.11%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 23, 1991. Life of Fund returns are calculated from October 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

                       Eaton Vance Oregon Municipals Fund

The Oregon Fund's investment objective is to provide current income exempt from regular federal income taxes and Oregon state personal income taxes. The Fund currently invests its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio"). Oregon general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Oregon Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. These returns are for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

9.43%      13.36%     -9.46%     17.95%     1.67%      7.22%      5.65%   -5.33%
--------------------------------------------------------------------------------
1992       1993       1994       1995       1996       1997       1998      1999

The Fund's highest quarterly total return was 8.41% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.40% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 7.05%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 45.04%) for Class A shares were 4.73% and 8.61%, respectively, and for Class B shares were 4.20% and 7.64%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -9.04%         4.75%          4.53%
Class B Shares                           -9.86%         4.83%          4.70%
Lehman Brothers Municipal Bond Index     -2.06%         6.91%          6.20%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 28, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on December 24, 1991. Life of Fund returns are calculated from December 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

                   Eaton Vance South Carolina Municipals Fund

The South Carolina Fund's investment objective is to provide current income exempt from regular federal income taxes and South Carolina state personal income taxes. The Fund currently invests its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio"). South Carolina general obligations currently are rated Aaa, AAA and AAA, by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the South Carolina Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

13.42%     -9.65%       17.30%     2.51%        8.28%      5.11%        -7.26%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 7.89% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.80% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 5.81%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.83%) for Class A shares were 6.57% and 11.70%, respectively, and for Class B shares were 4.17% and 7.42%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                          -10.97%         4.30%          4.16%
Class B Shares                          -11.70%         4.55%          4.35%
Lehman Brothers Municipal Bond Index     -2.06%         6.91%          6.11%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to February 14, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on October 2, 1992. Life of Fund returns are calculated from October 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

                      Eaton Vance Tennessee Municipals Fund

The Tennessee Fund's investment objective is to provide current income exempt from regular federal income taxes and Tennessee state personal income taxes. The Fund currently invests its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio"). Tennessee's general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Tennessee Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

14.50%     -9.60%       18.90%     2.62%        8.44%      4.63%        -4.32%
--------------------------------------------------------------------------------
1993       1994         1995       1996         1997       1998         1999

The Fund's highest quarterly total return was 8.58% for the quarter ended March 31, 1995, and its lowest quarterly total return was -7.57% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.32%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.22%) for Class A shares were 4.81% and 8.47%, respectively, and for Class B shares were 4.27% and 7.52%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -8.02%         5.40%          4.58%
Class B Shares                           -8.91%         5.46%          4.79%
Lehman Brothers Municipal Bond Index     -2.06%         6.91%          5.92%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 9, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on August 25, 1992. Life of Fund returns are calculated from August 31, 1992. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

                      Eaton Vance Virginia Municipals Fund

The Virginia Fund's investment objective is to provide current income exempt from regular federal income taxes and Virginia state personal income taxes. The Fund currently invests its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio"). Virginia general obligations currently are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Virginia Fund's performance, including a comparison of the Fund's performance to the performance of a national index of municipal bonds. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The following returns are for Class B shares for each calendar year through December 31, 1999 and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.

7.13%     11.57%     -8.87%     18.01%     2.22%      8.07%      4.64%    -5.59%
--------------------------------------------------------------------------------
1992      1993       1994       1995       1996       1997       1998       1999

The Fund's highest quarterly total return was 8.10% for the quarter ended March 31, 1995, and its lowest quarterly total return was -6.52% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 1999 to September 30, 2000) was 6.17%. For the 30 days ended August 31, 2000, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.07%) for Class A shares were 4.79% and 8.41%, respectively, and for Class B shares were 4.29% and 7.54%, respectively. For current yield information call 1-800-225-6265.

Average Annual Total Return               One           Five           Life of
as of December 31, 1999                   Year          Years           Fund
--------------------------------------------------------------------------------
Class A Shares                           -9.27%         4.77%          4.64%
Class B Shares                          -10.11%         4.86%          4.89%
Lehman Brothers Municipal Bond Index     -2.06%         6.91%          6.63%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 17, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on July 26, 1991. Life of Fund returns are calculated from July 31, 1991. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                        Class A         Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage
  of offering price)                                    4.75%           None
Maximum Deferred Sales Charge (Load) (as a
  percentage of the lower of net asset value
  at time of purchase or time of redemption)            None            5.00%
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                              None            None
Exchange Fee                                            None            None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                              Management          Distribution and                Other          Total Annual Fund
                                                Fees            Service (12b-1) Fees            Expenses*        Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
Alabama Fund            Class A shares          0.35%                   0.00%                     0.50%                 0.85%
                        Class B shares          0.35%                   0.95%                     0.31%                 1.61%
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund           Class A shares          0.27%                   0.00%                     0.56%                 0.83%
                        Class B shares          0.27%                   0.95%                     0.37%                 1.59%
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund            Class A shares          0.33%                   0.00%                     0.51%                 0.84%
                        Class B shares          0.33%                   0.95%                     0.32%                 1.60%
------------------------------------------------------------------------------------------------------------------------------------
Kentucky Fund           Class A shares          0.37%                   0.00%                     0.48%                 0.85%
                        Class B shares          0.37%                   0.95%                     0.28%                 1.60%
------------------------------------------------------------------------------------------------------------------------------------
Louisiana Fund          Class A shares          0.21%                   0.00%                     0.59%                 0.80%
                        Class B shares          0.21%                   0.95%                     0.39%                 1.55%
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund           Class A shares          0.36%                   0.00%                     0.49%                 0.85%
                        Class B shares          0.36%                   0.95%                     0.29%                 1.60%
------------------------------------------------------------------------------------------------------------------------------------
Missouri Fund           Class A shares          0.33%                   0.00%                     0.55%                 0.88%
                        Class B shares          0.33%                   0.95%                     0.35%                 1.63%
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Fund     Class A shares          0.40%                   0.00%                     0.41%                 0.81%
                        Class B shares          0.40%                   0.95%                     0.22%                 1.57%
------------------------------------------------------------------------------------------------------------------------------------
Oregon Fund             Class A shares          0.37%                   0.00%                     0.50%                 0.87%
                        Class B shares          0.37%                   0.95%                     0.30%                 1.62%
------------------------------------------------------------------------------------------------------------------------------------
South Carolina Fund     Class A shares          0.24%                   0.00%                     0.60%                 0.84%
                        Class B shares          0.24%                   0.95%                     0.39%                 1.58%
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Fund          Class A shares          0.27%                   0.00%                     0.57%                 0.84%
                        Class B shares          0.27%                   0.95%                     0.37%                 1.59%
------------------------------------------------------------------------------------------------------------------------------------
Virginia Fund           Class A shares          0.40%                   0.00%                     0.47%                 0.87%
                        Class B shares          0.40%                   0.95%                     0.27%                 1.62%
------------------------------------------------------------------------------------------------------------------------------------

*    Other Expenses for Class A of each Fund includes a service fee of 0.20%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               1 Year          3 Years          5 Years         10 Years
-----------------------------------------------------------------------------------------------------------------------
Alabama Fund            Class A shares          $558            $733            $  924          $1,474
                        Class B shares          $664            $908            $1,076          $1,911
-----------------------------------------------------------------------------------------------------------------------
Arkansas Fund           Class A shares          $556            $727            $  914          $1,452
                        Class B shares          $662            $902            $1,066          $1,889
-----------------------------------------------------------------------------------------------------------------------
Georgia Fund            Class A shares          $557            $730            $  919          $1,463
                        Class B shares          $663            $905            $1,071          $1,900
-----------------------------------------------------------------------------------------------------------------------
Kentucky Fund           Class A shares          $558            $733            $  924          $1,474
                        Class B shares          $663            $905            $1,071          $1,900
-----------------------------------------------------------------------------------------------------------------------
Louisiana Fund          Class A shares          $553            $718            $  718          $1,418
                        Class B shares          $658            $890            $1,045          $1,845
-----------------------------------------------------------------------------------------------------------------------
Maryland Fund           Class A shares          $558            $733            $  924          $1,474
                        Class B shares          $663            $905            $1,071          $1,900
-----------------------------------------------------------------------------------------------------------------------
Missouri Fund           Class A shares          $561            $742            $  939          $1,508
                        Class B shares          $666            $914            $1,087          $1,933
-----------------------------------------------------------------------------------------------------------------------
North Carolina Fund     Class A shares          $554            $721            $  903          $1,429
                        Class B shares          $660            $896            $1,055          $1,867
-----------------------------------------------------------------------------------------------------------------------
Oregon Fund             Class A shares          $560            $739            $  934          $1,497
                        Class B shares          $665            $911            $1,081          $1,922
-----------------------------------------------------------------------------------------------------------------------
South Carolina Fund     Class A shares          $557            $730            $  919          $1,463
                        Class B shares          $661            $899            $1,060          $1,878
-----------------------------------------------------------------------------------------------------------------------
Tennessee Fund          Class A shares          $557            $730            $  919          $1,463
                        Class B shares          $662            $902            $1,066          $1,889
-----------------------------------------------------------------------------------------------------------------------
Virginia Fund           Class A shares          $560            $739            $  934          $1,497
                        Class B shares          $665            $911            $1,081          $1,922
-----------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                               1 Year          3 Years          5 Years         10 Years
-----------------------------------------------------------------------------------------------------------------------
Alabama Fund            Class A shares          $558            $733            $924            $1,474
                        Class B shares          $164            $508            $876            $1,911
-----------------------------------------------------------------------------------------------------------------------
Arkansas Fund           Class A shares          $556            $727            $914            $1,452
                        Class B shares          $162            $502            $866            $1,889
-----------------------------------------------------------------------------------------------------------------------
Georgia Fund            Class A shares          $557            $730            $919            $1,463
                        Class B shares          $163            $505            $871            $1,900
-----------------------------------------------------------------------------------------------------------------------
Kentucky Fund           Class A shares          $558            $733            $924            $1,474
                        Class B shares          $163            $505            $871            $1,900
-----------------------------------------------------------------------------------------------------------------------
Louisiana Fund          Class A shares          $553            $718            $898            $1,418
                        Class B shares          $158            $490            $845            $1,845
-----------------------------------------------------------------------------------------------------------------------
Maryland Fund           Class A shares          $558            $733            $924            $1,474
                        Class B shares          $163            $505            $871            $1,900
-----------------------------------------------------------------------------------------------------------------------
Missouri Fund           Class A shares          $561            $742            $939            $1,508
                        Class B shares          $166            $514            $887            $1,933
-----------------------------------------------------------------------------------------------------------------------
North Carolina Fund     Class A shares          $554            $721            $903            $1,429
                        Class B shares          $160            $496            $855            $1,867
-----------------------------------------------------------------------------------------------------------------------
Oregon Fund             Class A shares          $560            $739            $934            $1,497
                        Class B shares          $165            $511            $881            $1,922
-----------------------------------------------------------------------------------------------------------------------
South Carolina Fund     Class A shares          $557            $730            $919            $1,463
                        Class B shares          $161            $499            $860            $1,878
-----------------------------------------------------------------------------------------------------------------------
Tennessee Fund          Class A shares          $557            $730            $919            $1,463
                        Class B shares          $162            $502            $866            $1,889
-----------------------------------------------------------------------------------------------------------------------
Virginia Fund           Class A shares          $560            $739            $934            $1,497
                        Class B shares          $165            $511            $881            $1,922
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.


At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.


Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. Many obligations permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Portfolio may invest in securities of any maturity, it is expected that a Portfolio will normally invest a substantial portion of its assets in securities with maturities of ten years or more. The average maturity of a Portfolio's holdings may vary (generally between 15 and 30 years) depending on anticipated market conditions.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A.

Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer.


The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). Although they are volatile and may expose a Portfolio to leverage risk, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality and maturity. Each Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.


Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.


During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.


The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their value in varying interest rate climates.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $45 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.


                                                                          Annual                  Daily
Category        Daily Net Assets                                        Asset Rate              Income Rate
-----------------------------------------------------------------------------------------------------------
1               up to $20 million                                        0.100%                   1.00%
2               $20 million but less than $40 million                    0.200%                   2.00%
3               $40 million but less than $500 million                   0.300%                   3.00%
4               $500 million but less than $1 billion                    0.275%                   2.75%
5               $1 billion but less than $1.5 billion                    0.250%                   2.50%
6               $1.5 billion but less than $2 billion                    0.225%                   2.25%
7               $2 billion but less than $3 billion                      0.200%                   2.00%
8               $3 billion and over                                      0.175%                   1.75%

For the fiscal year ended August 31, 2000, each Portfolio paid advisory fees equivalent to the percentage of average daily net assets stated below.

                             Net Assets on
Portfolio                    August 31, 2000                 Advisory Fee
--------------------------------------------------------------------------------
Alabama                      $ 66,653,384                       0.35%
Arkansas                     $ 42,233,223                       0.27%
Georgia                      $ 63,066,931                       0.33%
Kentucky                     $ 81,707,822                       0.37%
Louisiana                    $ 28,441,037                       0.21%
Maryland                     $ 81,675,862                       0.36%
Missouri                     $ 58,926,577                       0.33%
North Carolina               $110,493,124                       0.40%
Oregon                       $ 83,712,433                       0.37%
South Carolina               $ 35,069,729                       0.24%
Tennessee                    $ 45,015,177                       0.27%
Virginia                     $115,776,058                       0.40%

William H. Ahern is the portfolio manager of the Alabama Portfolio (since June 1, 1997), the Kentucky Portfolio (since November 1, 1998)and the Maryland Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Missouri Portfolio and the Tennessee Portfolio (since they commenced operations) and the Georgia Portfolio (since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Portfolio and the North Carolina Portfolio (since January 1, 1996) and the Virginia Portfolio (since January 17, 2000). Thomas M. Metzold is the portfolio manager of the Arkansas Portfolio (since January 17, 2000) and the Oregon Portfolio (since November 1,
1996). Thomas J. Fetter is the portfolio manager of the South Carolina Portfolio (since January 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Administration. Eaton Vance serves as the administrator of each Fund. In this capacity, Eaton Vance administers the affairs of each Fund and provides certain office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Organization. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund, but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.


Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this in approving the use of a combined prospectus.

VALUING SHARES


Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service.


When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase shares through your investment dealer or by mailing the account application form included in this prospectus to the transfer agent (see back cover for address). Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                 Sales Charge                    Sales Charge                  Dealer Commission
                                               as Percentage of               as Percentage of Net            as a Percentage of
Amount of Purchase                              Offering Price                  Amount Invested                 Offering Price
------------------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                  4.75%                             4.99%                         4.50%
$25,000 but less than $100,000                     4.50%                             4.71%                         4.25%
$100,000 but less than $250,000                    3.75%                             3.90%                         3.50%
$250,000 but less than $500,000                    3.00%                             3.09%                         2.75%
$500,000 but less than $1,000,000                  2.00%                             2.04%                         2.00%
$1,000,000 or more                                 0.00*                             0.00*                         1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 24 months of purchase.


Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 24 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase                                           CDSC
--------------------------------------------------------------------------------
First or Second                                                              5%
Third                                                                        4%
Fourth                                                                       3%
Fifth                                                                        2%
Sixth                                                                        1%
Seventh or following                                                         0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $25,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.


CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).


If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. The principal underwriter pays commissions to investment dealers on sales of Class B shares (except exchange transactions and reinvestments). The sales commission equals 4% of the purchase price of the shares. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval.

Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by a sales commission payable by the class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commission payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $50,000 b y calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.


  Through an
  Investment
  Dealer Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.


If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked to either add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

* Full
  Reinvest
  Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

* Partial
  Reinvest
  Option Dividends are paid in cash and capital gains are reinvested in additional shares.

* Cash
  Option       Dividends and capital gains are paid in cash.

* Exchange
  Option Dividends and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

* Annual and Semi-Annual Reports, containing performance information and financial statements.
* Periodic account statements, showing recent activity and total share balance.
*    Form 1099 and tax information needed to prepare your income tax returns.
*    Proxy materials, in the event a shareholder vote is required.
*    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December).


Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

Alabama Taxes. In the opinion of special tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.

Arkansas Taxes. In the opinion of special tax counsel to the Arkansas Fund, under Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration obtained when the Portfolio commenced operations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

Georgia Taxes. In the opinion of special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of the U.S., Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.


Kentucky Taxes. In the opinion of special tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income tax in the Commonwealth of Kentucky are not subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or any of its political subdivisions or taxing authorities, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands or Guam. Capital distributions with respect to shares in the Kentucky Fund are includable in income for Kentucky income tax purposes to the same extent as for federal income tax purposes. To the extent that distributions from the Kentucky Fund are includable in a corporate shareholder's surplus, such distributions are subject to the Kentucky license (franchise) tax. Shares in the Kentucky Fund are not subject to the Kentucky intangible personal property tax. Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette County, Bowling Green and Covington, impose taxes on the net profits of businesses (operating in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.


Louisiana Taxes. In the opinion of special tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

Maryland Taxes. In the opinion of special tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under
Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issue by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland corporate income tax.


For taxable years beginning before January 1, 2001, shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends). The financial institution franchise tax is terminated for all taxable years beginning after December 31, 2000. Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends. Shares of the Maryland Fund will not be subject to the Maryland personal property tax.


Missouri Taxes. In the opinion of special tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for federal income tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

North Carolina Taxes. In the opinion of special tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of special tax counsel is based on a ruling of the North Carolina Department of Revenue obtained by counsel on behalf of the North Carolina Fund. That ruling is subject to change.

Oregon Taxes. In the opinion of special tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

South Carolina Taxes. In the opinion of special tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes. As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

Tennessee Taxes. In the opinion of special tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or
(iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of special tax counsel is based on a ruling of the Tennessee Department of Revenue obtained by counsel on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

Virginia Taxes. In the opinion of special tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The Virginia Fund intends to comply with that requirement. Other distributions from the Virginia Fund, including certain capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes. Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund began offering two Classes of shares on September 1, 1997. Prior to that date, each Fund offered only Class B shares and Class A existed as a separate fund.

                                                                                ALABAMA FUND
                                                                            YEAR ENDED AUGUST 31,
                                            ---------------------------------------------------------------------------------------
                                                  2000(1)                1999(1)                 1998           1997       1996
                                            ---------------------------------------------------------------------------------------
                                             CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year        $ 9.430     $10.370    $10.040    $11.040    $ 9.860   $10.850   $10.460    $ 10.440
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Income (loss) from operations
  Net investment income                      $ 0.481     $ 0.449    $ 0.481    $ 0.447    $ 0.493   $ 0.455   $ 0.469    $  0.470
  Net realized and unrealized gain (loss)     (0.015)     (0.017)    (0.599)    (0.657)     0.181     0.200     0.386       0.030
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Total income (loss) from operations        $ 0.466     $ 0.432    $(0.118)   $(0.210)   $ 0.674   $ 0.655   $ 0.855    $  0.500
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Less distributions
  From net investment income                 $(0.481)    $(0.449)   $(0.492)   $(0.447)   $(0.494)  $(0.464)  $(0.465)   $ (0.480)
  In excess of net investment income(5)       (0.005)     (0.003)        --     (0.013)        --    (0.001)       --          --
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Total distributions                        $(0.486)    $(0.452)   $(0.492)   $(0.460)   $(0.494)  $(0.465)  $(0.465)   $ (0.480)
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Net asset value - End of year              $ 9.410     $10.350    $ 9.430    $10.370    $10.040   $11.040   $10.850    $ 10.460
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Total return(2)                               5.22%       4.38%     (1.29)%    (2.02)%     6.98%     6.17%     8.33%       4.85%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)    $ 6,198     $59,904    $ 6,198    $75,475    $ 5,140   $89,321   $96,154    $101,692
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)(4)                               0.81%       1.62%      0.77%      1.54%      0.78%     1.57%     1.60%       1.57%
   Expenses after custodian fee reduction(3)    0.80%       1.61%      0.76%      1.53%      0.76%     1.55%     1.59%       1.52%
   Net investment income                        5.26%       4.48%      4.87%      4.11%      4.93%     4.15%     4.39%       4.44%
  Portfolio turnover of the Portfolio              8%          8%        23%        23%        23%       23%       23%         52%

                                                   (See footnotes on last page.)

                                                                                ARKANSAS FUND
                                                                            YEAR ENDED AUGUST 31,
                                             --------------------------------------------------------------------------------------
                                                   2000(1)                1999(1)              1998(1)           1997       1996
                                             --------------------------------------------------------------------------------------
                                              CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year         $ 9.510     $10.190    $10.070    $10.800    $ 9.810   $10.510   $10.190    $10.250
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                       $ 0.489     $ 0.454    $ 0.497    $ 0.443    $ 0.492   $ 0.442   $ 0.445    $ 0.450
  Net realized and unrealized gain (loss)       0.020      (0.011)    (0.555)    (0.605)     0.272     0.298     0.324     (0.038)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total income (loss) from operations         $ 0.509     $ 0.465    $(0.058)   $(0.162)   $ 0.764   $ 0.740   $ 0.769    $ 0.412
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Less distributions
  From net investment income                  $(0.489)    $(0.445)   $(0.497)   $(0.443)   $(0.492)  $(0.442)  $(0.445)   $(0.471)
  In excess of net investment income(5)        (0.010)     ------     (0.005)    (0.005)    (0.012)   (0.008)   (0.004)    (0.001)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total distributions                         $(0.499)    $(0.445)   $(0.502)   $(0.448)   $(0.504)  $(0.450)  $(0.449)   $(0.472)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Net asset value - End of year               $ 9.520     $10.210    $ 9.510    $10.190    $10.070   $10.800   $10.510    $10.190
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total return(2)                                5.62%       4.75%     (0.67)%    (1.60)%     7.95%     7.19%     7.70%      4.05%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)     $ 4,757     $37,340    $ 4,167    $46,077    $ 1,286   $54,655   $61,322    $72,868
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)(4)                                0.84%       1.58%      0.71%      1.56%      0.73%     1.53%     1.60%      1.56%
   Expenses after custodian fee reduction(3)     0.83%       1.57%      0.69%      1.54%      0.72%     1.52%     1.59%      1.54%
   Net investment income                         5.25%       4.56%      4.94%      4.17%      4.93%     4.14%     4.31%      4.34%
  Portfolio turnover of the Portfolio              14%         14%        24%        24%        13%       13%       17%        11%

                                                   (See footnotes on last page.)

                                                                                GEORGIA FUND
                                                                            YEAR ENDED AUGUST 31,
                                            ---------------------------------------------------------------------------------------
                                                     2000                1999(1)                 1998           1997       1996
                                            ---------------------------------------------------------------------------------------
                                             CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year        $ 8.990     $ 9.600    $ 9.730    $10.380    $ 9.500   $10.140   $ 9.810    $  9.790
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Income (loss) from operations
  Net investment income                      $ 0.479     $ 0.426    $ 0.476    $ 0.433    $ 0.476   $ 0.434   $ 0.449    $  0.451
  Net realized and unrealized gain (loss)      0.031       0.039     (0.730)    (0.771)     0.245     0.261     0.336       0.024
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Total income (loss) from operations        $ 0.510     $ 0.465    $(0.254)   $(0.338)   $ 0.721   $ 0.695   $ 0.785    $  0.475
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Less distributions
  From net investment income                 $(0.469)    $(0.431)   $(0.476)   $(0.433)   $(0.484)  $(0.437)  $(0.455)   $ (0.455)
  In excess of net investment income(5)       (0.011)     (0.004)    (0.010)    (0.009)    (0.007)   (0.018)       --          --
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Total distributions                        $(0.480)    $(0.435)   $(0.486)   $(0.442)   $(0.491)  $(0.455)  $(0.455)   $ (0.455)
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Net asset value - End of year              $ 9.020     $ 9.630    $ 8.990    $ 9.600    $ 9.730   $10.380   $10.140    $  9.810
                                             -------     -------    -------    -------    -------   -------   -------    --------
  Total return(2)                               6.00%       5.09%     (2.78)%    (3.44)%     7.75%     7.00%     8.16%       4.91%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)    $ 7,614     $55,245    $ 2,554    $68,432    $ 2,043   $84,830   $93,128    $106,992
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)(4)                               0.79%       1.58%      0.80%      1.55%      0.83%     1.56%     1.59%       1.58%
   Expenses after custodian fee reduction(3)    0.77%       1.56%      0.76%      1.51%      0.82%     1.55%     1.57%       1.52%
   Net investment income                        5.29%       4.64%      4.97%      4.24%      4.92%     4.22%     4.48%       4.55%
  Portfolio turnover of the Portfolio             13%         13%        38%        38%        19%       19%       13%         21%

                                                   (See footnotes on last page.)

                                                                              KENTUCKY FUND
                                                                          YEAR ENDED AUGUST 31,
                                         ------------------------------------------------------------------------------------------
                                                  2000                1999(1)               1998(1)           1997        1996
                                         ------------------------------------------------------------------------------------------
                                          CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year     $ 9.410     $10.120    $ 9.910    $10.660    $ 9.680   $ 10.410   $  9.970    $  9.990
                                          -------     -------    -------    -------    -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                   $ 0.498     $ 0.451    $ 0.493    $ 0.453    $ 0.497   $  0.456   $  0.456    $  0.450
  Net realized and unrealized gain
  (loss)                                   (0.246)     (0.241)    (0.491)    (0.533)     0.235      0.254      0.435      (0.009)/+/
                                          -------     -------    -------    -------    -------   --------   --------    --------
  Total income (loss) from operations     $ 0.252     $ 0.210    $ 0.002    $(0.080)   $ 0.732   $  0.710   $  0.891    $  0.441
                                          -------     -------    -------    -------    -------   --------   --------    --------
  Less distributions
  From net investment income              $(0.480)    $(0.456)   $(0.493)   $(0.453)   $(0.497)  $ (0.456)  $ (0.451)   $ (0.450)
  In excess of net investment
  income(5)                                (0.022)     (0.004)    (0.009)    (0.007)    (0.005)    (0.004)        --      (0.011)
                                          -------     -------    -------    -------    -------   --------   --------    --------
  Total distributions                     $(0.502)    $(0.460)   $(0.502)   $(0.460)   $(0.502)  $ (0.460)  $ (0.451)   $ (0.461)
                                          -------     -------    -------    -------    -------   --------   --------    --------
  Net asset value - End of year           $ 9.160     $ 9.870    $ 9.410    $10.120    $ 9.910   $ 10.660   $ 10.410    $  9.970
                                          -------     -------    -------    -------    -------   --------   --------    --------
  Total return(2)                            2.87%       2.21%     (0.05)%    (0.84)%     7.72%      6.97%      9.12%       4.45%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                                $ 5,858     $75,590    $ 1,387    $96,005    $ 1,303   $111,015   $121,376    $131,357
  Ratios (as a percentage of average
  daily net assets):
   Expenses(3)(4)                            0.82%       1.62%      0.83%      1.56%      0.83%      1.57%      1.60%       1.57%
   Expenses after custodian fee
    reduction(3)                             0.80%       1.60%      0.81%      1.54%      0.82%      1.56%      1.57%       1.54%
   Net investment income                     5.40%       4.67%      5.03%      4.30%      5.05%      4.32%      4.50%       4.45%
  Portfolio turnover of the Portfolio          11%         11%        11%        11%        15%        15%        28%         28%

                                                   (See footnotes on last page.)

                                                                                LOUISIANA FUND
                                                                            YEAR ENDED AUGUST 31,
                                             --------------------------------------------------------------------------------------
                                                   2000(1)                   1999                 1998           1997       1996
                                             --------------------------------------------------------------------------------------
                                              CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year         $ 9.240     $ 9.760    $ 9.990    $10.570    $ 9.750   $10.310   $ 9.960    $ 9.980
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                       $ 0.472     $ 0.424    $ 0.486    $ 0.429    $ 0.480   $ 0.436   $ 0.482    $ 0.486
  Net realized and unrealized gain (loss)       0.001       0.008     (0.735)    (0.790)     0.294     0.306     0.350     (0.016)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total income (loss) from operations         $ 0.473     $ 0.432    $(0.249)   $(0.361)   $ 0.774   $ 0.742   $ 0.832    $ 0.470
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Less distributions
  From net investment income                  $(0.473)    $(0.422)   $(0.486)   $(0.429)   $(0.515)  $(0.446)  $(0.482)   $(0.490)
  In excess of net investment income(5)            --       -----     (0.015)    (0.020)    (0.019)   (0.036)       --         --
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total distributions                         $(0.473)    $(0.422)   $(0.501)   $(0.449)   $(0.534)  $(0.482)  $(0.482)   $(0.490)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Net asset value - End of year               $ 9.240     $ 9.770    $ 9.240    $ 9.760    $ 9.990   $10.570   $10.310    $ 9.960
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total return(2)                                5.43%       4.66%     (2.73)%    (3.63)%     8.13%     7.37%     8.52%      4.77%
  Ratios/Supplemental Data+
  Net assets, end of year (000's omitted)     $ 4,566     $23,779    $ 4,102    $28,542    $ 4,886   $31,536   $31,996    $32,994
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)(4)                                0.73%       1.55%      0.63%      1.47%      0.71%     1.49%     1.54%      1.41%
   Expenses after custodian fee reduction(3)     0.69%       1.51%      0.60%      1.44%      0.66%     1.44%     1.52%      1.34%
   Net investment income                         5.28%       4.49%      4.93%      4.08%      4.79%     4.18%     4.74%      4.82%
  Portfolio turnover of the Portfolio              14%         14%        20%        20%        43%       43%       27%        99%

+ The operating expenses of the Louisiana Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

  Ratios (as a percentage of average daily net assets):
   Expenses(3)(4)                                                                                                            1.53%
   Expenses after custodian fee reduction(3)                                                                                 1.45%
   Net investment income                                                                                                     4.70%
  Net investment income per share                                                                                          $0.474

                                                   (See footnotes on last page.)

                                                                               MARYLAND FUND
                                                                           YEAR ENDED AUGUST 31,
                                          -----------------------------------------------------------------------------------------
                                                2000(1)                1999(1)               1998(1)           1997        1996
                                          -----------------------------------------------------------------------------------------
                                           CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year      $ 9.230     $10.080    $10.050    $10.980    $ 9.810   $ 10.710   $ 10.300    $ 10.230
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                    $ 0.445     $ 0.401    $ 0.451    $ 0.425    $ 0.476   $  0.441   $  0.453    $  0.464
  Net realized and unrealized gain
  (loss)                                    (0.065)     (0.067)    (0.785)    (0.874)     0.262      0.291      0.419       0.086
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Total income (loss) from operations      $ 0.380     $ 0.334    $(0.334)   $(0.449)   $ 0.738   $  0.732   $  0.872    $  0.550
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Less distributions
  From net investment income               $(0.444)    $(0.400)   $(0.457)   $(0.425)   $(0.476)  $ (0.447)  $ (0.462)   $ (0.480)
  In excess of net investment income(5)     (0.006)     (0.014)    (0.029)    (0.026)    (0.022)    (0.015)        --          --
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Total distributions                      $(0.450)    $(0.414)   $(0.486)   $(0.451)   $(0.498)  $ (0.462)  $ (0.462)   $ (0.480)
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Net asset value - End of year            $ 9.160     $10.000    $ 9.230    $10.080    $10.050   $ 10.980   $ 10.710    $ 10.300
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Total return(2)                             4.35%       3.50%     (3.47)%    (4.25)%     7.68%      6.98%      8.64%       5.44%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                                 $ 3,200     $78,272    $ 3,574    $91,321    $ 1,625   $103,307   $105,671    $109,243
  Ratios (as a percentage of average
  daily net assets):
   Expenses(3)(4)                             0.73%       1.60%      0.81%      1.58%      0.82%      1.56%      1.57%       1.57%
   Expenses after custodian fee
    reduction(3)                              0.71%       1.58%      0.78%      1.55%      0.78%      1.52%      1.54%       1.55%
   Net investment income                      4.98%       4.11%      4.65%      3.98%      4.76%      4.05%      4.30%       4.46%
  Portfolio turnover of the Portfolio            9%          9%        31%        31%        30%        30%        30%         33%

                                                   (See footnotes on last page.)

                                                                                MISSOURI FUND
                                                                            YEAR ENDED AUGUST 31,
                                             --------------------------------------------------------------------------------------
                                                      2000                   1999                 1998           1997       1996
                                             --------------------------------------------------------------------------------------
                                              CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year         $ 9.630     $10.650    $10.270    $11.380    $ 9.930   $11.010   $10.510    $10.510
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                       $ 0.520     $ 0.486    $ 0.495    $ 0.471    $ 0.503   $ 0.477   $ 0.478    $ 0.476
  Net realized and unrealized gain (loss)      (0.103)     (0.121)    (0.638)    (0.736)     0.334     0.364     0.493      0.003
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total income (loss) from operations         $ 0.417     $ 0.365    $(0.143)   $(0.265)   $ 0.837   $ 0.841   $ 0.971    $ 0.479
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Less distributions
  From net investment income                  $(0.497)    $(0.465)   $(0.497)   $(0.465)   $(0.497)  $(0.471)  $(0.471)   $(0.476)
  In excess of net investment income(5)            --          --         --         --         --        --        --     (0.003)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total distributions                         $(0.497)    $(0.465)   $(0.497)   $(0.465)   $(0.497)  $(0.471)  $(0.471)   $(0.479)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Net asset value - End of year               $ 9.550     $10.550    $ 9.630    $10.650    $10.270   $11.380   $11.010    $10.510
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total return(2)                                4.60%       3.62%     (1.52)%    (2.46)%     8.61%     7.81%     9.42%      4.60%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)     $ 4,132     $54,531    $ 4,692    $63,470    $ 2,665   $71,586   $77,479    $82,385
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)(4)                                0.81%       1.62%      0.72%      1.56%      0.79%     1.56%     1.57%      1.56%
   Expenses after custodian fee reduction(3)     0.80%       1.61%      0.70%      1.54%      0.77%     1.54%     1.56%      1.54%
   Net investment income                         5.54%       4.69%      5.10%      4.19%      5.00%     4.25%     4.44%      4.47%
  Portfolio turnover of the Portfolio               8%          8%        21%        21%        11%       11%        5%        36%

                                                   (See footnotes on last page.)

                                                                           NORTH CAROLINA FUND
                                                                          YEAR ENDED AUGUST 31,
                                        -------------------------------------------------------------------------------------------
                                               2000(1)                 1999(1)               1998(1)           1997        1996
                                        -------------------------------------------------------------------------------------------
                                         CLASS A     CLASS B      CLASS A   CLASS B     CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year    $ 9.260     $  9.960    $ 9.880    $ 10.630    $ 9.610   $ 10.340   $  9.970    $  9.960
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                  $ 0.481     $  0.449    $ 0.483    $  0.438    $ 0.490   $  0.447   $  0.452    $  0.452
  Net realized and unrealized gain
  (loss)                                   0.003        0.006     (0.616)     (0.662)     0.282      0.303      0.378       0.026
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Total income (loss) from operations    $ 0.484     $  0.455    $(0.133)   $ (0.224)   $ 0.772   $  0.750   $  0.830    $  0.478
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Less distributions
  From net investment income             $(0.483)    $ (0.445)   $(0.483)   $ (0.438)   $(0.490)  $ (0.447)  $ (0.455)   $ (0.455)
  In excess of net investment income(5)   (0.001)     -------     (0.004)     (0.008)    (0.012)    (0.013)    (0.005)     (0.013)
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Total distributions                    $(0.484)    $ (0.445)   $(0.487)   $ (0.446)   $(0.502)  $ (0.460)  $ (0.460)   $ (0.468)
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Net asset value - End of year          $ 9.260     $  9.970    $ 9.260    $  9.960    $ 9.880   $ 10.630   $ 10.340    $  9.970
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Total return(2)                           5.51%        4.79%     (1.46)%     (2.24)%     8.22%      7.42%      8.50%       4.83%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                               $12,696     $ 97,244    $12,697    $116,110    $12,967   $139,325   $151,564    $169,889
  Ratios (as a percentage of average
  daily net assets):
   Expenses(3)(4)                           0.85%        1.57%      0.79%       1.58%      0.83%      1.58%      1.60%       1.59%
   Expenses after custodian fee
    reduction(3)                            0.82%        1.54%      0.78%       1.57%      0.80%      1.55%      1.58%       1.54%
   Net investment income                    5.34%        4.63%      4.97%       4.19%      5.03%      4.26%      4.48%       4.47%
  Portfolio turnover of the Portfolio         17%          17%         3%          3%        26%        26%        42%         54%

                                                   (See footnotes on last page.)

                                                                                OREGON FUND
                                                                           YEAR ENDED AUGUST 31,
                                          -----------------------------------------------------------------------------------------
                                                2000(1)                1999(1)               1998(1)           1997        1996
                                          -----------------------------------------------------------------------------------------
                                           CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year      $ 9.380     $10.260    $ 9.870    $10.800    $ 9.600   $ 10.510   $ 10.240    $ 10.310
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                    $ 0.490     $ 0.452    $ 0.489    $ 0.449    $ 0.483   $  0.450   $  0.456    $  0.450
  Net realized and unrealized gain
  (loss)                                    (0.012)     (0.010)    (0.491)    (0.537)     0.275      0.292      0.266      (0.061)
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Total income (loss) from operations      $ 0.478     $ 0.442    $(0.002)   $(0.088)   $ 0.758   $  0.742   $  0.722    $  0.389
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Less distributions
  From net investment income               $(0.488)    $(0.452)   $(0.488)   $(0.449)   $(0.483)  $ (0.451)  $ (0.452)   $ (0.457)
  In excess of net investment income(5)         --      ------         --     (0.003)    (0.005)    (0.001)        --      (0.002)
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Total distributions                      $(0.488)    $(0.452)   $(0.488)   $(0.452)   $(0.488)  $ (0.452)  $ (0.452)   $ (0.459)
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Net asset value - End of year            $ 9.370     $10.250    $ 9.380    $10.260    $ 9.870   $ 10.800   $ 10.510    $ 10.240
                                           -------     -------    -------    -------    -------   --------   --------    --------
  Total return(2)                             5.39%       4.52%     (0.11)%    (0.92)%     8.08%      7.22%      7.20%       3.80%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                                 $ 3,459     $79,756    $ 2,658    $91,295    $   914   $102,571   $112,586    $128,580
  Ratios (as a percentage of average
  daily net assets):
   Expenses(3)(4)                             0.75%       1.60%      0.71%      1.57%      0.78%      1.56%      1.63%       1.56%
   Expenses after custodian fee
    reduction(3)                              0.74%       1.59%      0.70%      1.56%      0.78%      1.56%      1.63%       1.53%
   Net investment income                      5.38%       4.56%      5.02%      4.19%      4.95%      4.22%      4.41%       4.33%
  Portfolio turnover of the Portfolio           25%         25%        35%        35%         9%         9%        22%         28%

                                                   (See footnotes on last page.)

                                                                             SOUTH CAROLINA FUND
                                                                            YEAR ENDED AUGUST 31,
                                             --------------------------------------------------------------------------------------
                                                      2000                   1999                 1998           1997       1996
                                             --------------------------------------------------------------------------------------
                                              CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year         $ 9.320     $ 9.900    $10.090    $10.720    $ 9.760   $10.380   $10.020    $10.000
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                       $ 0.502     $ 0.446    $ 0.490    $ 0.448    $ 0.495   $ 0.455   $ 0.463    $ 0.467
  Net realized and unrealized gain (loss)      (0.123)     (0.134)    (0.767)    (0.820)     0.328     0.352     0.364      0.021
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total income (loss) from operations         $ 0.379     $ 0.312    $(0.277)   $(0.372)   $ 0.823   $ 0.807   $ 0.827    $ 0.488
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Less distributions
  From net investment income                  $(0.499)    $(0.452)   $(0.493)   $(0.448)   $(0.493)  $(0.467)  $(0.467)   $(0.468)
  In excess of net investment income(5)            --          --         --         --         --        --        --         --
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total distributions                         $(0.499)    $(0.452)   $(0.493)   $(0.448)   $(0.493)  $(0.467)  $(0.467)   $(0.468)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Net asset value - End of year               $ 9.200     $ 9.760    $ 9.320    $ 9.900    $10.090   $10.720   $10.380    $10.020
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total return(2)                                4.30%       3.32%     (2.91)%    (3.63)%     8.62%     7.96%     8.41%      4.92%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)     $ 1,553     $33,452    $ 1,757    $42,600    $ 1,316   $48,562   $52,686    $57,217
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)(4)                                0.70%       1.59%      0.78%      1.51%      0.77%     1.52%     1.63%      1.60%
   Expenses after custodian fee reduction(3)     0.68%       1.57%      0.75%      1.48%      0.76%     1.51%     1.62%      1.58%
   Net investment income                         5.54%       4.65%      4.98%      4.26%      5.03%     4.30%     4.50%      4.60%
  Portfolio turnover of the Portfolio              12%         12%        26%        26%        21%       21%        8%        36%

                                                   (See footnotes on last page.)

                                                                                TENNESSEE FUND
                                                                            YEAR ENDED AUGUST 31,
                                             --------------------------------------------------------------------------------------
                                                   2000(1)                   1999             1998(1)            1997       1996
                                             --------------------------------------------------------------------------------------
                                              CLASS A     CLASS B     CLASS A    CLASS B   CLASS A   CLASS B   CLASS B    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year         $ 9.460     $10.280    $ 9.980    $10.840    $ 9.740   $10.580   $10.150    $10.110
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Income (loss) from operations
  Net investment income                       $ 0.482     $ 0.452    $ 0.489    $ 0.446    $ 0.491   $ 0.444   $ 0.453    $ 0.457
  Net realized and unrealized gain (loss)       0.020       0.023     (0.519)    (0.564)     0.257     0.266     0.436      0.059
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total income (loss) from operations         $ 0.502     $ 0.475    $(0.030)   $(0.118)   $ 0.748   $ 0.710   $ 0.889    $ 0.516
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Less distributions
  From net investment income                  $(0.482)    $(0.435)   $(0.490)   $(0.442)   $(0.491)  $(0.444)  $(0.453)   $(0.475)
  In excess of net investment income(5)            --          --         --         --     (0.017)   (0.006)   (0.006)    (0.001)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total distributions                         $(0.482)    $(0.435)   $(0.490)   $(0.442)   $(0.508)  $(0.450)  $(0.459)   $(0.476)
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Net asset value - End of year               $ 9.480     $10.320    $ 9.460    $10.280    $ 9.980   $10.840   $10.580    $10.150
                                              -------     -------    -------    -------    -------   -------   -------    -------
  Total return(2)                                5.57%       4.82%     (0.39)%    (1.19)%     7.85%     6.86%     8.95%      5.16%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)     $ 3,557     $41,372    $ 2,870    $46,389    $ 3,413   $50,090   $51,712    $54,533
  Ratios (as a percentage of average daily
  net assets):
   Expenses(3)(4)                                0.83%       1.57%      0.70%      1.51%      0.67%     1.52%     1.54%      1.53%
   Expenses after custodian fee reduction(3)     0.81%       1.55%      0.69%      1.50%      0.65%     1.50%     1.53%      1.51%
   Net investment income                         5.23%       4.50%      4.96%      4.15%      4.94%     4.14%     4.39%      4.45%
  Portfolio turnover of the Portfolio               9%          9%        13%        13%        21%       21%        3%        39%

                                                   (See footnotes on last page.)

                                                                              VIRGINIA FUND
                                                                          YEAR ENDED AUGUST 31,
                                        -------------------------------------------------------------------------------------------
                                               2000(1)                   1999                1998(1)           1997        1996
                                        -------------------------------------------------------------------------------------------
                                         CLASS A     CLASS B      CLASS A   CLASS B     CLASS A   CLASS B    CLASS B     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year    $ 9.300     $ 10.290    $ 9.870    $ 10.930    $ 9.620   $ 10.630   $ 10.260    $ 10.260
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Income (loss) from operations
  Net investment income                  $ 0.481     $  0.456    $ 0.503    $  0.450    $ 0.483   $  0.454   $  0.467    $  0.471
  Net realized and unrealized gain
  (loss)                                  (0.072)      (0.083)    (0.582)     (0.629)     0.277      0.312      0.369       0.006
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Total income (loss) from operations    $ 0.409     $  0.373    $(0.079)   $ (0.179)   $ 0.760   $  0.766   $  0.836    $  0.477
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Less distributions
  From net investment income             $(0.481)    $ (0.456)   $(0.489)   $ (0.451)   $(0.483)  $ (0.454)  $ (0.466)   $ (0.471)
  In excess of net investment income(5)   (0.008)      (0.007)    (0.002)     (0.010)    (0.027)    (0.012)        --      (0.006)
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Total distributions                    $(0.489)    $ (0.463)   $(0.491)   $ (0.461)   $(0.510)  $ (0.466)  $ (0.466)   $ (0.477)
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Net asset value - End of year          $ 9.220     $ 10.200    $ 9.300    $ 10.290    $ 9.870   $  10.93   $ 10.630    $ 10.260
                                         -------     --------    -------    --------    -------   --------   --------    --------
  Total return(2)                           4.66%        3.80%     (0.90)%     (1.75)%     8.08%      7.37%      8.31%       4.67%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                               $ 3,632     $111,662    $ 3,528    $133,522    $ 2,117   $148,902   $159,603    $175,918
  Ratios (as a percentage of average
  daily net assets):
   Expenses(3)(4)                           0.81%        1.60%      0.73%       1.58%      0.85%      1.59%      1.60%       1.56%
   Expenses after custodian fee
    reduction(3)                            0.80%        1.59%      0.71%       1.56%      0.83%      1.57%      1.57%       1.53%
   Net investment income                    5.34%        4.57%      5.00%       4.19%      4.92%      4.21%      4.47%       4.52%
  Portfolio turnover of the Portfolio         23%          23%        17%         17%         8%         8%        25%         30%

+ The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(4) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1996 has not been adjusted to reflect this change.

(5)  The  Funds  have   followed   the   Statement   of  Position   (SOP)  93-2:
     Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

{LOGO}          Mutual Funds
EATON VANCE       for People
Mutual Funds         Who Pay
                       Taxes(R)








More Information
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------
                                   PFPC, Inc.
                                  P.O. Box 9653
                           Providence, RI 02904-9653
                                 1-800-262-1122




The Fund's SEC File No. is 811-4409                                   12MUNI1/1P

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          January 1, 2001



                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                      Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund

                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Municipals Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                     Page                                   Page
Strategies and Risks                    2       Sales Charges                 16
Investment Restrictions                 7       Performance                   19
Management and Organization             8       Taxes                         20
Investment Advisory and                         Portfolio Securities
  Administrative Services              13         Transactions                23
Other Service Providers                14       Financial Statements          25
Purchasing and Redeeming Shares        15

Appendices
Appendix A:  Class A Fees,
  Performance and Ownership           a-1       Appendix D:  Tax Equivalent
Appendix B:  Class B Fees,                        Yield Tables               d-1
  Performance and Ownership           b-1       Appendix E:  Ratings         e-1
Appendix C:  State Specific
  Information                         c-1


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated January 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

                              STRATEGIES AND RISKS

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).


The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.


Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Portfolio. Each Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.

State-Specific Concentration. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix C. Each Portfolio may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, a Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Portfolio may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix C.

Sector Concentration. Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB by a Portfolio will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.

The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.

Municipal Leases. Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy.

The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Portfolio may retain the bond if interest rates decline.

Liquidity and Protective Put Options. Each Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.


Variable Rate Obligations. Each Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Portfolio would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Each Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. No Portfolio will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of a Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Portfolio's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Securities Lending. Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by a Fund of any income realized by a Portfolio from securities loans will be taxable. If the management of a Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of a Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. Each Portfolio has no present intention of engaging in securities lending.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses.

Each Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. Each Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Each Fund and Portfolio will not engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes.

Asset Coverage Requirements. Transactions involving when-issued securities, futures contracts and options (other than options that a Portfolio has purchased), interest rate swaps or forward rate contracts may expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with Securities and

Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.


Temporary Investments. Under unusual market conditions, each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other state taxes.


Portfolio Turnover. Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Portfolio.

Diversified Status. Each Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because municipal debt obligations are not voting securities).

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940 (the "1940 Act");

     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

     (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

     (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

     (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.


The following investment policies have been adopted by each Fund and Portfolio. These policies may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

     (a) make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     (b) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board.

No Fund or Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund or a Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund and Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Portfolio's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of an acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions a Fund and Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in a particular state. Moreover, each Fund and Portfolio must always be in compliance with the limitation on investing in illiquid securities and the borrowing policies set forth above.


                           MANAGEMENT AND ORGANIZATION


Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolios, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to

April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address: 787 Seventh Avenue, New York, New York 10019


DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  345 Nahatan Road, Westwood, Massachusetts 02090


NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  One International Place, Boston, Massachusetts 02110


LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (70), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar, Palos Verdes Estates, California 90274


THOMAS J. FETTER (57), President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


ROBERT B. MACINTOSH (43), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (55), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


In addition, William H. Ahern, Jr. (41) is the portfolio manager of the Alabama Portfolio, the Kentucky Portfolio and the Maryland Portfolio. Cynthia J. Clemson
(37) is the portfolio manager of the Missouri Portfolio, the Tennessee Portfolio and the Georgia Portfolio. Robert B. MacIntosh is the portfolio manager of the Louisiana Portfolio, the North Carolina Portfolio and the Virginia Portfolio. Thomas M. Metzold (41) is the portfolio manager of the Arkansas Portfolio and the Oregon Portfolio. Thomas J. Fetter is the portfolio manager of the South Carolina Portfolio. Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.


The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.


Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for its Trustees.

The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (The Trustees of the Trust and the Portfolios who are members of the Eaton Vance organization receive no compensation from the Trust and the Portfolios). During the fiscal year ended August 31, 2000, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 1999, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of                       Jessica M.      Donald R.       Samuel L.       Norton H.       Lynn A.         Jack L.
Compensation                    Bibliowicz      Dwight(3)       Hayes, III      Reamer          Stout(4)        Treynor
-------------------------------------------------------------------------------------------------------------------------
Trust(2)                        $ 13,580        $ 10,925        $ 12,638        $ 12,258        $ 13,324        $ 13,354
Alabama Portfolio                  1,407           1,495           1,485           1,368           1,486           1,516
Arkansas Portfolio                   585             831             644             608             664             642
Georgia Portfolio                  1,407           1,495           1,485           1,368           1,486           1,516
Kentucky Portfolio                 1,532           1,594           1,594           1,474           1,603           1,636
Louisiana Portfolio                  398             557             371             360             391             391
Maryland Portfolio                 1,532           1,594           1,594           1,474           1,603           1,636
Missouri Portfolio                 1,407           1,495           1,485           1,368           1,486           1,516
North Carolina Portfolio           1,884           1,879           1,930           1,800           1,955           1,985
Oregon Portfolio                   1,407           1,495           1,485           1,368           1,486           1,516
South Carolina Portfolio             585             831             644             608             664             642
Tennessee Portfolio                  585             831             644             608             664             642
Virginia Portfolio                 1,884           1,879           1,930           1,800           1,995           1,985
Trust and Fund Complex           160,000          160,000(5)     170,000         160,000         160,000(6)      170,000

(1) As of January 1, 2001, the Eaton Vance fund complex consists of 146 registered investment companies or series thereof.
(2)  The Trust consisted of 29 Funds as of August 31, 2000.
(3) Includes deferred compensation as follows: Alabama -- $799; Arkansas -- $445; Georgia -- $799; Kentucky -- $853; Louisiana -- $298; Maryland -- $853; Missouri -- $799; North Carolina -- $1,005; Oregon -- $799; South Carolina -- $445; Tennessee -- $445; and Virginia -- $1,005.
(4) Includes deferred compensation as follows: Alabama -- $213; Arkansas -- $94; Georgia -- $213; Kentucky -- $229; Louisiana -- $56; Maryland -- $229; Missouri -- $213; North Carolina -- $281; Oregon -- $213; South Carolina -- $94; Tennessee -- $94; and Texas -- $281.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was organized under Massachusetts law on January 11, 1993 and is operated as an open-end management investment company. Each Fund changed its name from Eaton Vance (state name) Tax Free Fund to EVE Marathon (state name) Tax Free Fund on February 1, 1994 and to EV Marathon (state name) Municipals Fund on December 1, 1994. Each Fund was reorganized into multiple classes and changed its name to Eaton Vance [state name] Municipals Fund on September 1, 1997. The operations of the Class B reflect the operations of a Fund prior to September 1, 1997. Each Fund's Class A is a successor to the operations of a separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.


As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.


The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.


                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to each Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2000.

                                        Advisory Fee Paid for Fiscal Years Ended
                                        ----------------------------------------
Portfolio     Net Assets at 8/31/00      8/31/00        8/31/99         8/31/98
---------     ---------------------      -------        -------         -------
Alabama         $ 66,653,384             $248,461       $326,867        $366,055
Arkansas          42,233,223              121,102        161,041         185,589
Georgia           63,066,931              210,871        287,404         333,875
Kentucky          81,707,822              323,201        418,048         470,058
Louisiana         28,441,037               62,768         79,665          78,185
Maryland          81,675,862              308,910        386,101         401,391
Missouri          58,926,577              200,152        252,365         272,984
North Carolina   110,493,124              464,315        588,407         655,565
Oregon            83,712,433              316,846        377,530         419,629
South Carolina    35,069,729               90,314        140,934         154,671
Tennessee         45,015,177              123,712        153,950         161,125
Virginia         115,776,058              499,111        600,595         647,387

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV, Eaton Vance and BMR are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR and Eaton Vance are owned by Eaton Vance and EVC, respectively. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each of the Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.


                             OTHER SERVICE PROVIDERS


Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has the custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of each Fund and each Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02904-9653, serves as transfer and dividend disbursing agent for each Fund.

                         PURCHASING AND REDEEMING SHARES

Calculation of Net Asset Value. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B shares, the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.


Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.

Distribution and Service Plans


Class A Service Plan. The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that each Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. For the service fees paid by Class A shares, see Appendix A.

The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons. However, the Class A Plan authorizes the Trustees of the Trust to increase payments without action by Class A shareholders of a Fund, provided that the aggregate amount of payments made in any fiscal year does not exceed 0.25% of average daily net assets.

Class B Distribution Plan. The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B shares. Under the Class B Plan, investors are permitted to purchase shares through an investment dealer without incurring an initial sales charge and the principal underwriter is permitted to compensate investment dealers in connection therewith. Each Fund will pay sales commissions and distribution fees to the principal underwriter under the Class B Plan only after and as a result of the sale of Class B shares of a Fund. On each sale of Fund shares (excluding reinvestment of distributions) each Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each Class B share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class B pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of Class B shares and for interest expenses.


For Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers.


CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. Each Class B Plan provides that a Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B shares, see Appendix B.

In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B Plan by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of a Fund.


The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B Plan.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees of the Trust have initially implemented this provision of the Class B Plan by authorizing quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% of the average daily net assets for any fiscal year which is based on the value of Class B shares sold by such persons. This fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For the service fees paid, see Appendix B.

Currently, payments of sales commissions and distribution fees and of service fees may equal 0.95% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of each Class B Plan through an increase in Fund assets (thereby increasing the advisory fee payable to the investment adviser by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Class B Plan if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B shares of a Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B Plan will compensate the principal underwriter for its services and expenses in distributing Class B shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                   PERFORMANCE

Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For total return information, see Appendix A and Appendix B.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by a Portfolio based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments). A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate.

Comparative information about the yield of a Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. Investor publications may also refer to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information.

Investors may be provided with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices and comparable investments, and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in a particular type of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of a Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.


                                      TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund so qualified for its fiscal year ended August 31, 2000.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that each Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio's taking certain positions in connection with ownership of such distressed securities.

Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, a Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.


Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.


Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix C for state tax information for certain states.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to each Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Municipal obligations, including state obligations, purchased and sold by each Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Portfolio and BMR's other clients for providing brokerage and research services to BMR.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.


It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places transactions for a Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by each Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

A Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.


Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by BMR or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for a Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended August 31, 2000, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to BMR or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                              Amount of Transactions   Commissions Paid on Transactions
                                                Directed to Firms             Directed to Firms
                       Brokerage Paid           Providing Research            Providing Research
                       --------------         ----------------------   --------------------------------
  Portfolio     8/31/00   8/31/99   8/31/98          8/31/00                       8/31/00
  ---------     -------   -------   -------          -------                       -------
   Alabama      $2,169     $8,103   $11,545        $35,491,201                     $2,169
   Arkansas        444      3,367     4,436          7,953,813                        444
   Georgia         176      1,124     4,847          3,181,000                        176
   Kentucky      2,630      6,900     6,133         43,662,234                      2,630
  Louisiana        238        932     1,047          4,135,468                        238
   Maryland      2,262      6,252     7,559         34,968,164                      2,262
   Missouri        154      1,038     4,071          2,783,375                        154
North Carolina     561      3,102     5,730          9,747,889                        561
    Oregon          -0-     1,825     2,425                 -0-                        -0-
South Carolina     420        667     2,707          6,862,371                        420
  Tennessee        121        714     2,768          2,186,938                        121
   Virginia      2,271      9,619    11,884         40,153,222                      2,271

                              FINANCIAL STATEMENTS

The audited financial statements of, and the reports of independent auditors' for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 2000, as previously filed electronically with the SEC:

Eaton Vance Alabama Municipals Fund          Alabama Municipals Portfolio
Eaton Vance Arkansas Municipals Fund         Arkansas Municipals Portfolio
Eaton Vance Georgia Municipals Fund          Georgia Municipals Portfolio
Eaton Vance Kentucky Municipals Fund         Kentucky Municipals Portfolio
Eaton Vance Louisiana Municipals Fund        Louisiana Municipals Portfolio
Eaton Vance Maryland Municipals Fund         Maryland Municipals Portfolio
Eaton Vance Missouri Municipals Fund         Missouri Municipals Portfolio
Eaton Vance North Carolina Municipals Fund   North Carolina Municipals Portfolio
Eaton Vance Oregon Municipals Fund           Oregon Municipals Portfolio
Eaton Vance South Carolina Municipals Fund   South Carolina Municipals Portfolio
Eaton Vance Tennessee Municipals Fund        Tennessee Municipals Portfolio
Eaton Vance Virginia Municipals Fund         Virginia Municipals Portfolio
                      (Accession No. 0000912057-00-046946)

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2000, the following table shows (1) total sales charges paid by the Funds, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Funds, (5) service fees paid to investment dealers and (6)repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                Sales Charges   Sales Charges                       Service Fees Paid   Repurchase Transaction
                 Total Sales    to Investment   to Principal    Total Service         to Investment         Fees Paid to
Fund            Charges Paid      Dealers        Underwriter     Fees Paid              Dealers          Principal Underwriter
------------------------------------------------------------------------------------------------------------------------------
Alabama           $32,569          $31,067         $1,502         $10,850               $ 8,142                 $85.00
Arkansas           15,470           15,391             79           4,926                 3,729                  33.00
Georgia            66,255           64,969          1,286           6,003                 3,722                  63.00
Kentucky           26,500           24,736          1,764           6,095                 1,806                  40.00
Louisiana          34,969           33,622          1,347           6,017                 5,575                  50.00
Maryland           31,937           30,705          1,232           4,332                 2,848                  60.00
Missouri           31,190           29,352          1,838           4,826                 4,202                  53.00
North Carolina     30,490           29,078          1,412          28,100                26,637                  78.00
Oregon             22,805           21,335          1,470           2,294                 1,692                  25.00
South Carolina     13,465           12,554            911           2,381                 2,250                  63.00
Tennessee          23,165           21,789          1,376           6,008                 4,396                  78.00
Virginia           21,564           20,373          1,191           4,663                 4,125                  58.00

Performance Information. The tables below indicate the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.

The "Initial Value" reflects the deduction of the maximum initial sales charge.

Alabama Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**          5/1/92       $952.93       $1,503.03              57.72%          5.62%           50.30%          5.01%
Five Years              8/31/95      $952.86       $1,214.25              27.43%          4.97%           21.42%          3.96%
One Year                8/31/99      $952.52       $1,002.26               5.22%         15.22%            0.23%          0.23%

* Predecessor Fund commenced operations December 7, 1993


Arkansas Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**         10/2/92       $952.35       $1,469.31              54.29%          5.63%           46.93%           4.98%
Five Years             8/31/95       $952.33       $1,221.70              28.28%          5.11%           22.17%           4.09%
One Year               8/31/99       $952.90       $1,006.45               5.62%          5.62%            0.64%           0.64%

* Predecessor Fund commenced operations February 9, 1994.

Georgia Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**         12/23/91      $952.37       $1,441.60              51.37%          4.89%           44.16%          4.30%
Five Years              8/31/95      $952.33       $1,211.31              27.21%          4.93%           21.13%          3.91%
One Year                8/31/99      $952.33       $1,009.43               6.00%          6.00%            0.94%          0.94%

* Predecessor Fund commenced operations December 7, 1993.


Kentucky Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**         12/31/91      $952.93       $1,476.02              54.90%          5.16%           47.60%          4.58%
Five Years              8/31/95      $952.96       $1,216.15              27.62%          5.00%           21.62%          3.99%
One Year                8/31/99      $952.43       $  979.78               2.87%          2.87%           -2.02%         -2.02%

* Predecessor Fund commenced operations December 7, 1993.


Louisiana Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**          10/2/92      $952.67       $1,476.41              54.98%          5.69%           47.64%          5.04%
Five Years              8/31/95      $952.57       $1,217.06              27.76%          5.02%           21.71%          4.01%
One Year                8/31/99      $952.58       $ 1004.30               5.43%          5.43%            0.43%          0.43%

* Predecessor Fund commenced operations February 14, 1994.


Maryland Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**           2/3/92      $952.33       $1,483.69             55.792%          5.30%            48.37%          4.71%
Five Years**            8/31/95      $952.29       $1,195.67              25.56%          4.66%            19.57%          3.64%
One Year                8/31/99      $952.53       $   93.95               4.35%          4.35%            -0.60%         -0.60%

* Predecessor Fund commenced operations December 10, 1993.


Missouri Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**           5/1/92      $952.24       $1,551.23              62.90%          6.03%           55.12%          5.41%
Five Years**            8/31/95      $952.77       $1,234.65              29.59%          5.32%           23.46%          4.31%
One Year                8/31/99      $952.52       $  996.39               4.60%          4.60%           -0.36%         -0.36%

* Predecessor Fund commenced operations December 7, 1993.

North Carolina

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**         10/22/91      $952.90       $1,522.46              59.77%          5.43%           52.25%          4.86%
Five Years              8/31/95      $952.77       $1,231.95              29.31%          5.28%           23.20%          4.25%
One Year                8/31/99      $952.68       $1,005.20               5.51%          5.51%            0.52%          5.52%

* Predecessor Fund commenced operations December 7, 1993.


Oregon Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**         12/24/91      $952.20       $1,543.54              62.09%          5.72%           54.35%          5.12%
Five Years              8/31/95      $952.57       $1,218.49              27.92%          5.05%           21.85%          4.03%
One Year                8/31/99      $952.29       $1,003.61               5.39%          5.39%            0.36%          0.36%

* Predecessor Fund commenced operations December 28, 1993.


South Carolina Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund            10/2/92      $952.70       $1,405.37              47.52%          5.03%           40.54%          4.39%
Five Years**            8/31/95      $952.48       $1,200.26              26.02%          4.73%           20.03%          3.72%
One Year                8/31/99      $952.96       $  994.00               4.30%          4.30%           -0.60%         -0.60%

* Predecessor Fund commenced operations February 14, 1994.


Tennessee Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**          8/25/92      $952.61       $1,497.68              57.21%          5.80%           49.77%          5.17%
Five Years**            8/31/95      $952.04       $1,251.23              31.44%          5.62%           25.12%          4.58%
One Year                8/31/99      $952.67       $ 1005.71               5.57%          5.57%            0.57%          0.57%

* Predecessor Fund commenced operations December 9, 1993.


Virginia Fund

                                                                          Total Return Excluding         Total Return Including
                                                                           Maximum Sales Charge           Maximum Sales Charge
Period* Ended         Investment     Initial       Value on                --------------------           --------------------
August 31, 2000         Date          Value     August 31, 2000         Cumulative      Annualized      Cumulative      Annualized
---------------       ----------     -------    ---------------         ----------      ----------      ----------      ----------
Life of Fund**          7/26/91      $952.67       $1,578.04              65.64%          5.70%           57.80%          5.14%
Five Years              8/31/95      $952.33       $1,222.77              28.44%          5.13%           22.28%          4.10%
One Year                8/31/99      $952.20       $  997.23               4.66%          4.66%           -0.28%         -0.28%

* Predecessor Fund commenced operations December 9, 1993.

Control Persons and Principal Holders of Securities. At December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of shares indicated below, which were held by investment dealers either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Alabama                 Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        22.6%
                        Fiserve Securities, Inc.                                        Philadelphia, PA         6.2%
Georgia                 Wachovia Securities, Inc.                                       Charlotte, NC           62.5%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL         5.9%
Kentucky                Donaldson Lufkin Jenrette Securities Corporation Inc.           Jersey City, NJ         14.4%
Louisiana               Donaldson Lufkin Jenrette Securities Corporation Inc.           Jersey City, NJ         29.6%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        11.7%
Maryland                Salomon Smith Barney Inc.                                       New York, NY            33.3%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL         7.0%
Missouri                Salomon Smith Barney Inc.                                       New York, NY            14.5%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL         9.2%
North Carolina          U.S. Clearing Corp.                                             New York, NY             7.9%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL         6.0%
Oregon                  Sebanco                                                         Coas Bay, OR            16.3%
South Carolina          F S Trust & Co.                                                 Charleston, SC          13.4%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        10.6%
Tennessee               LPL Financial Services                                          San Diego, CA           15.7%
Virginia                Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL         8.9%

In addition, as of the same date, the following shareholders owned of record the following percentages of this Class of the Fund:

Alabama                 Sean A. Kelly Trust DTD 7-31-95                                 Birmingham, AL          18.6%
                        Eileene D. Griffith, Trustee FBO Robert L. Griffith Sr.         Montgomery, AL           8.8%
Arkansas                Dean Witter FBO Cecil W. Cupp, Jr. Trustee                      New York, NY            32.5%
                        J. Neff Basore, Jr.                                             Bella Vista, AR         19.9%
                        PaineWebber FBO Martha Butcher Trustee                          Booneville, AR          19.9%
Kentucky                PaineWebber FBO Robert Gordon Gahm                              Louisville, KY          44.3%
                        PaineWebber FBO Walter D. Gahm, Jr.                             Louisville, KY          17.4%
Louisiana               R. Ray Rhymes, Jr.                                              Monroe, LA               5.4%
Missouri                Jane L. Labonte                                                 Clayton, MO              5.3%
North Carolina          First Clearing Corporation Irwin Belk Rev Trust                 Charlotte, NC           49.4%
Oregon                  C.S. Yaillen TTEE for the Intervivos TR of CS & RB              Portland, OR            28.8%
                        Yaillen Aug 22 86
South Carolina          Elise R. Meredith & Jack O. Meredith & Donald W. Meredith &     Townville, SC            7.3%
                        Larry J. Mredeith JT/WROS
                        Barbara B. McDaniel                                             Mount Pleasant, SC       6.3%
                        Gail A. Burney Per Rep E/O Cathrym M. Lander                    Saylorsburg, PA          6.2%
Tennessee               PaineWebber FBO Elizabeth W. DuPree                             Knoxville, TN           10.7%
                        A.G. Edwards & Sons Inc. FBO William C. Wisely                  St. Louis, MO            5.2%
Virginia                Buddy E. Williams                                               Stuart, VA              25.6%
                        Sherry L. Volk Living Trust                                     Williamsburg, VA         8.1%
                        Anke Sparwasser Eric Sparwasser TTEE                            Moneta, VA               5.9%
                        Sparwasser Family Trust U/A dtd 01/03/1997

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) the service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Distribution Plan.



                                                                                                                        Repurchase
                                                                                                                        Transaction
                                Distribution      CDSC               Uncovered                         Service Fees        Fees
                                Fee Paid to      Paid to            Distribution                         Paid to          Paid to
                  Sales          Principal       Principal      Charges (as a % of      Service         Investment       Principal
Fund            Commission      Underwriter     Underwriter      Class Net Assets)       Fees            Dealers        Underwriter
------------------------------------------------------------------------------------------------------------------------------------
Alabama         $117,419        $489,799         $123,000        $1,913,000 (3.2%)      $139,277        $120,581         $1,267.50
Arkansas          43,462         305,035           33,000         1,436,000 (3.8%)        78,488          76,315            782.50
Georgia           89,775         441,623          116,000         2,064,000 (3.7%)       112,729         110,093          1,137.50
Kentucky          50,126         615,115           91,000         2,181,000 (2.9%)       160,793         157,904          1,577.50
Louisiana         40,489         188,480           59,000           920,000 (3.9%)        47,840          46,458            487.50
Maryland          95,239         616,629          125,000         2,344,000 (3.0%)       156,410         152,493          1,340.00
Missouri          47,703         425,726           53,000         1,365,000 (2.5%)       107,974         106,415          1,032.50
North Carolina    76,275         771,114           98,000         2,860,000 (2.9%)       200,347         196,433          1.552.50
Oregon           212,212         619,401          103,000         2,589,000 (3.2%)       151,616         146,279          1,472.50
South Carolina    52,004         272,005           72,000         1,355,000 (4.0%)        68,471          65,908            777.50
Tennessee         54,690         317,390           49,000         1,226,000 (3.0%)        78,978          76,501            640.00
Virginia         112,809         894,543          120,000         2,937,000 (2.6%)       228,055         223,393          1,882.50

Performance Information. The tables below indicate the cumulative and average annual total return on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. A return would have been lower without subsidies.


Alabama Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         5/1/92              $1,532.64           $1,532.64          53.26%        5.25%        53.26%       5.25%
Five Years**           8/31/95             $1,233.26           $1,213.43          23.33%        4.28%        21.34%       3.94%
One Year               8/31/99             $1,043.77           $  993.87           4.38%        4.38%        -0.61%      -0.61%

* Investment operations began May 1, 1992.


Arkansas Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         10/2/92             $1,473.38           $1,473.38          47.34%        5.02%        47.34%       5.02%
Five Years**           8/31/95             $1,238.21           $1,218.29          23.82%        4.37%        21.83%       4.03%
One Year               8/31/99             $1,047.54           $  997.54           4.75%        4.75%         0.25%       0.25%

* Investment operations began October 2, 1992.

Georgia Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         12/23/91            $1,477.57           $1,477,57          47.76%        4.59%        47.76%       4.59%
Five Years              8/31/95            $1,232.03           $1,212.36          23.20%        4.26%        21.24%       3.93%
One Year                8/31/99            $1,050.93           $ 1000.93           5.09%        5.09%         0.09%       0.09%

* Investment operations began December 23, 1991.


Kentucky Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         12/23/91            $1,511.05           $1,511.05          51.10%        4.86%        51.10%       4.86%
Five Years              8/31/95            $1,235.67           $1,215.91          23.57%        4.32%        21.59%       3.99%
One Year                8/31/99            $1,022.08           $  973.32           2.21%        2.21%        -2.67%      -2.67%

* Investment operations began December 23, 1991.


Louisiana Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         10/2/92             $1,447.85           $1,447.85          44.78%        4.78%        44.78%       4.78%
Five Years**           8/31/95             $1,231.27           $1,211.69          23.13%        4.25%        21.17%       3.92%
One Year               8/31/99             $1,046.64           $  996.64           4.66%        4.66%        -0.34%      -0.34%

* Investment operations began October 2, 1992.


Maryland Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         2/3/92              $1,498.53           $1,498.53          49.85%        4.83%        49.85%       4.83%
Five Years             8/31/95             $1,214.34           $1,194.79          21.43%        3.96%        19.48%       3.62%
One Year               8/31/99             $1,035.00           $  985.40           3.50%        3.50%        -1.46%      -1.46%

* Investment operations began February 3, 1992.


Missouri Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         5/1/92              $1,568.24           $1,568.24          56.82%        5.54%        56.82%       5.54%
Five Years**           8/31/95             $1,247.04           $1,227.04          24.70%        4.51%        22.70%       4.18%
One Year               8/31/99             $ 1036.16           $ 1036.16           3.62%        3.62%        -1.34%      -1.34%

* Investment operations began May 1, 1992

North Carolina Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         10/23/91            $1,540.24           $1,540.24          54.02%        5.00%        54.02%       5.00%
Five Years**            8/31/95            $1,251.63           $1,231.63          25.16%        4.59%        23.16%       4.25%
One Year                8/31/99            $1,047.89           $  997.89           4.79%        4.79%        -0.21%      -0.21%

* Investment operations began October 23, 1991.


Oregon Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         12/24/91            $1,555.76           $1,555.76          55.58%        5.22%        55.58%       5.22%
Five Years              8/31/95            $1,235.65           $1,215.77          23.56%        4.32%        21.58%       3.98%
One Year                8/31/99            $1,045.24           $1,045.24           4.52%        4.52%        -0.47%      -0.47%

* Investment operations began December 24, 1991.


South Carolina Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         10/02/92            $1,414.81           $1,414.81          41.48%        4.48%        41.48%       4.48%
Five Years              8/31/95            $1,222.64           $1,203.12          22.26%        4.10%        20.31%       3.77%
One Year                8/31/99            $1,033.20           $  983.91           3.32%        3.32%        -1.61%      -1.61%

* Investment operations began October 2, 1992.


Tennessee Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         8/25/92             $1,513.50           $1,513.50          51.35%        5.30%        51.35%       5.30%
Five Years             8/31/95             $1,267.98           $1,247.98          26.80%        4.86%        24.80%       4.53%
One Year               8/31/99             $1,048.20           $1,048.20           4.82%        4.82%        -0.18%      -0.18%

* Investment operations began August 25, 1992.


Virginia Fund

                                          Value Before        Value After        Total Return Before        Total Return After
                                           Deducting           Deducting        Deducting Maximum CDSC    Deducting Maximum CDSC
Period* Ended                           Maximum CDSC on     Maximum CDSC on     ----------------------    ----------------------
August 31, 2000     Investment Date     August 31, 2000     August 31, 2000     Cumulative   Annualized   Cumulative   Annualized
---------------     ---------------     ---------------     ---------------     ----------   ----------   ----------   ----------
Life of Fund**         7/26/91             $1,692.12           $1,692.12          69.21%        6.00%        69.21%       6.00%
Five Years             8/31/95             $1,250.01           $1,230.01          25.00%        4.56%        23.00%       4.23%
One Year               8/31/99             $1,008.09           $  959.96           0.81%        0.81%        -4.00%      -4.00%

* Investment operations began July 26, 1991

Control Persons and Principal Holders of Securities. At December 1, 2000, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owners held the amounts of shares indicated below, which were held by investment dealers either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Alabama                 Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        29.2%
Arkansas                Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL         7.2%
Georgia                 Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        15.6%
Kentucky                Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        14.1%
Louisiana               Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        36.8%
Maryland                Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        11.9%
Missouri                Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL         7.1%
North Carolina          Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        10.1%
Oregon                  Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL         8.6%
South Carolina          Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        12.6%
Tennessee               Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL         8.6%
Virginia                Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        13.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                           STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                     APPENDIX C: STATE SPECIFIC INFORMATION
                             RISKS OF CONCENTRATION

The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                                     ALABAMA

Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.


In South Central Bell Telephone Co. v. Alabama, 119 S.Ct. 1180 (1999) the U.S. Supreme Court struck down Alabama's franchise tax on foreign corporations and remanded the case to the Alabama Supreme Court to determine the appropriate remedies. Effective January 1, 2000 the state corporate franchise tax was replaced by a business privilege tax that applies equally to domestic and foreign corporations. Furthermore, pursuant to a referendum which took place on March 16, 2000, the maximum income tax rate applicable to corporations was increased from 5% to 6.5% for tax years beginning after December 31, 2000. It is projected that the revenues from the business privilege tax, the increased corporate income tax and other related changes in state taxes will replace the revenues which would have been collected under the old foreign corporation franchise tax.On September 12, 2000, Governor Don Siegelman announced a settlement to resolve the refund claims of BellSouth in South Central Bell Telephone Co. Under the settlement, BellSouth (formerly South Central Bell) will be entitled to receive $4 million in tax credits for General Fund taxes due for each of the next 10 years. Total tax credits may not exceed $40 million during that period. The General Fund taxes against which the credits may be applied include property taxes, business privilege taxes (the successor to the franchise tax), cellular telephone excise taxes and leasing taxes. The estimated present value of the settlement is approximately $26.8 million, measured against BellSouth's total refund claims through the date of the settlement of $142,003,538, or less than $0.19 on the dollar.

Additional refund claims filed by more than 2,400 taxpayers (according to the Alabama Department of Revenue) which had been held in abeyance pending the outcome of the South Central Bell case now will move forward following the settlement. A hearing on class certification in the lead class-action suit of Gladwin Corp. v. Sage Lyons has been set for January 31, 2001 in Montgomery County Circuit Court. The settlement agreement with BellSouth provides that if the state provides a more generous settlement to another taxpayer, measured by the net present value of the settlement compared with the total dollar amount of the refunds claimed, BellSouth will be entitled to equal terms. This provision applies only to settlements of $150,000 or more. Prior to the BellSouth settlement, the Department of Revenue had estimated that total potential refund claims could be as high as $850 million -- an amount that would seriously impact the financial condition of the state.


                                    ARKANSAS

The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Revenue Stabilization Law, the General Assembly establishes three levels of priority for general revenue spending, levels "A," "B" and "C". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, the Budget Stabilization Trust Fund, which receives one-half of interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. Other said interest earnings are utilized to supplement the State's capital construction program. However, such interest earnings are first pledged to the payment of certain bonds issued by or on behalf of certain state agencies.

The State operates under a biennial budgeting system with July 1, 1999 beginning the current biennium. The State ended fiscal 1999 in balance as required by the Revenue Stabilization Act. Gross available general revenue growth for fiscal 1999 over fiscal 1998 was 4.1%.

                                     GEORGIA

The Georgia Constitution provides that the State may incur public debt of two types: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.


Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State to finance certain specified public projects. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water facilities or systems or sewage facilities exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes that may be outstanding at any time cannot exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding at any time cannot exceed $72 million.

As of August 31, 2000, the State's outstanding general obligation debt was $5,291,240,000. The State had outstanding at August 31, 2000, $149,240,000 of guaranteed revenue debt. In the 2000 Legislative Session, the General Assembly authorized and the Governor approved the issuance of $567,285,000 in aggregate principal amount of general obligation bonds, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.

The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefor.

Tax collections of the State for fiscal year 1999 were 8.5% over tax collections for fiscal year 1998. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1999 comprised an estimated 53.9% and 34.5%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 2.7% and 1.5%, respectively, during fiscal year 1999.

From time to time, the State of Georgia is named as a party in certain civil actions. Depending on the outcome or disposition of these various legal actions, these lawsuits may or may not adversely affect the financial position of the State of Georgia.

Two cases have been filed in Fulton Superior Court seeking refunds for approximately $153,000,000, including claimed interest, plus additional interest, for liquor taxes allegedly paid by out-of-state distillers. The plaintiffs claim that Georgia's import tax on liquor (O.C.G.A. (3-4-60) is unconstitutional. Georgia's pre-1985 liquor tax statute was held by the U.S. Supreme Court to violate the Commerce Clause, See James B. Beam Distilling Co.
v. Georgia, 501 U.S. 529 (1991). The trial court has granted the State's motions for summary judgment, and 12 of the 23 claimants appealed. The aggregate principal refund amounts claimed by the 12 plaintiffs who did appeal now appears to be about $42,000,000 (excluding claimed interest); whereas, the aggregate principal amount of the refund claims by the plaintiffs that opted not to appeal the trial court's decision was approximately $54,000,000 (excluding claimed interest). The Georgia Supreme Court has recently dismissed the appeal, but the time for the plaintiffs to seek further review has not yet expired.

A civil action filed in Fulton Superior Court against the State of Georgia, the Department of Revenue, the Governor (in his official capacity), and the
Commission of the Department of Revenue (in his personal and official capacities), alleges improper collection and distribution by the State and its agencies of the Homestead Option Sales and Use Tax, a local option sales tax that has been in effect in DeKalb County since July, 1997. The complaint, as amended, seeks damages of $27.7 million. Subsequently, DeKalb County has re-estimated its damages variously as $19, $15, and $12 million. The action was dismissed by the trial court, and this dismissal was affirmed in part and reversed in part by the Georgia Supreme Court in an order dated February 22, 1999. The Georgia Supreme Court's decision remanded to the trial court the accounting claim on the question of whether the Department of Revenue made reasonable efforts to identify county tax proceeds that have been determined by the Department to be unidentifiable to any county.

Five financial institutions have filed lawsuits against the State of Georgia seeking sales tax refunds based upon alleged bad debts on installment sales contracts purchased from Georgia motor vehicle dealers. The respective amounts of these civil actions are $300,000, $2,500,000, $2,000,000, $1,400,000 and
$459,000. Four of the cases filed by these financial institutions have been temporarily stayed pending the outcome of the fifth case -- General Motors Acceptance Corp. v. Jackson, C.A. No. 1999CV06252 ("GMAC"). After the filing of cross-motions for summary judgment in the GMAC case, the Superior Court ruled in favor of the State defendant. GMAC's attempted appeal of the decision of the Superior Court is pending. The total amount of these five cases, and all other similarly pending administrative claims for refund (for the years 1991-1999), is approximately $37,000,000 (excluding claimed interest).

A civil action has been filed in Federal Court against the United States, William Jefferson Clinton, the State of Georgia, the State of Mississippi, and the State of South Carolina. The suit alleges that the United States government has failed to enforce the purported terms of surrender ending the Civil War by permitting the inclusion of a Confederate battle flag in the Georgia state flag. The complaint alleges that such inclusion is in violation of those terms of surrender, and therefore, violates various federal constitutional and statutory provisions. The legal action seeks $40 billion in compensatory damages and $40 billion in punitive damages against each named defendant. The State believes is has good and valid defenses, including, but not limited to, Eleventh Amendment immunity. The State has filed a motion to dismiss.

A civil action was filed in Federal Court against the Georgia Department of Community Health by plaintiffs who allege that they are Medicaid recipients who have allegedly suffered from smoking related illnesses. They seek to recover for themselves and others similarly situated a portion of the tobacco settlement proceeds that they claim is owed to them under Medicaid's third party liability program. In short, they claim that the proceeds from the tobacco settlement exceed what is necessary for the State to recoup its Medicaid expenses and that, under Federal law, the excess must be distributed to the Medicaid recipients. The suit seeks unspecified monetary relief representing an amount they claim is due them from the Medicaid recovery as well as a portion of future tobacco settlement proceeds representing the same. The district court granted the State's motion to dismiss the case in its entirety. The time for appeal has not yet expired.

A civil action has been filed in Federal Court against various State defendants challenging the master settlement agreement between most of the tobacco manufacturers and 46 states (plus other jurisdictions) and the validity of subsequent legislation related thereto. The claims against the State and the official claims against the named State officials are not insured. The suit is characterized largely as an antitrust suit, with the plaintiffs seeking, among other things, the disgorgement of funds paid pursuant to the agreement. Under the agreement, Georgia is to receive over $4.8 billion between the years 2000 and 2025. The defendant states have collectively filed a motion to dismiss. The State believes it has good and valid defenses on jurisdictional and other grounds. The district court granted the states' motion to dismiss the case in its entirety. The time for appeal has not yet expired.


                                    KENTUCKY

Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until recently required the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness has been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation- backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorized the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in July 1998 upholding the validity of the constitutional amendment. Local governments in Kentucky have begun to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation.

                                    LOUISIANA


Article VII, Section 6(F) of the Louisiana State Constitution requires the Legislature to limit the amount of net sate tax supported debt ("NSTSD") that may be issued in any fiscal year and further requires that by Fiscal Year 2003-2004 and thereafter, debt service payments on NSTSD not exceed 6% of General Fund and dedicated funds revenues established by the Revenue Estimating Conference (the "Conference"). The Limitation for Fiscal Year 2000-2001 is 6.6% and the State's debt service on NSTSD for Fiscal Year 2000-2001 is 4.75%.

The legislature adopted a $13.7 billion budget for Fiscal Year 1999-2000. Due to concerns regarding the major State revenue inflows, the Governor of the State issued an Executive Order on May 4, 2000, implementing a hiring and spending freeze on all entities of the Executive Branch of State government. The purpose of the order was to achieve a State general fund dollar savings to offset any potential shortfall that may have occurred without such action. On June 16,

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2000, the Revenue  Estimating  Conference adopted its final official forecast of total available general fund and lottery proceeds fund revenue for Fiscal Year 1999-2000, at $5.927 billion, which represents a growth of 1.7% from the prior year. Despite the savings impacts of the hiring and spending freeze, indications are that the State's General Fund will end the year in a deficit posture. Preliminary financials place the deficit in a range of between $60 to $100 million dollars. If a deficit has occurred, Louisiana law requires the Governor to take specific steps to eliminate a deficit prior to the end of the next fiscal period.

During the 2000 legislative sessions, the Legislature adopted the following revenue raising measures: a suspension of certain sales tax exemptions; a reduction in the deduction for excess federal itemized deductions that may be taken against State income; and enacted a new tax on tobacco. Despite these measures it now appears from preliminary data that the General Fund will end the Fiscal Year 2000-2001 year with a deficit. Should the final audited financials confirm a deficit, the Louisiana law will govern how this deficit will be eliminated by the end of the fiscal period 2000-2001.

The Five Year Base Line Projection proposed by the Economic Estimating Conference, reflects a budget shortfall of $216.7 million for Fiscal Year 2001-2002. State law requires the adoption of a balanced budget; therefore, the State is already exploring options to resolve the projected shortfall.

The State's overall cash flow position for Fiscal Year 1999-2000 declined in comparison with the State's cash flow position for Fiscal Year 1998-1999. Month-end balances in available borrowable resources continued to decline in Fiscal Year 1999-2000 and were less than the month-end balances for Fiscal Year 1998-1999. The State has implemented a plan to address periods of actual or projected temporary cash flow shortfalls. These procedures include: establishing a cash management team, prioritizing payments from the General Fund, and borrowing from available balances in other legally authorized funds ("Interfund Borrowing"). Under current law, Interfund Borrowing must be repaid within 45 days of the end of the fiscal year.


                                    MARYLAND

Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and state-level debt ratios have fallen slightly. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, two stadiums, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State issuing authority or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation to which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.


The State ended fiscal year 1999 with a General Fund surplus on a budgetary basis of $583.3 million, in addition to which there was $634.9 million in the Revenue Stabilization Account of the State Reserve Fund. The State ended fiscal year 2000 with a General Fund surplus on a budgetary basis of $936.2 million, in addition to which there was $581.9 million in the Revenue Stabilization Account of the State Reserve Fund. In April 2000 the General Assembly approved a $19.5 billion 2001 fiscal year budget. Based on the 2001 budget, the State estimates the General Fund surplus on a budgetary basis will be $19.6 million, in addition to which the State projects that there will be a balance of $912.3 million in the Revenue Stabilization Account of the State Reserve Fund, equal to 9.8% of general fund revenues.


                                    MISSOURI


The following information is a brief summary of some of the factors affecting the economy in the Sate of Missouri and does not purport to be a complete description of such factors. This summary is based on publicly available information and forecasts.

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
Revenue and Limitations Thereon. Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

The State limit on taxes i is tied to total State revenues determined in accordance with the formula set forth in the Hancock Amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the Hancock Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than one percent, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the votes and authorized by the Missouri Constitution. The revenue limit also can be exceeded by a constitutional amendment authorizing new or increased taxes or revenue adopted by the voters of the State of Missouri.

The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon.

When a local government unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced to yield the same estimated gross revenue as on the prior base. It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

School Desegregation Lawsuits. Desegregation lawsuits in St. Louis and Kansas City have traditionally required significant levels of state funding and are sources of uncertainty. Notwithstanding a 1995 U.S. Supreme Court decision favorable to the State in the Kansas City desegregation litigation, court orders are unpredictable and school district spending patterns have proven difficult to predict. The State paid $274 million of desegregation costs in fiscal 1996, $227 million for fiscal 1997, $279 million for fiscal 1998 and $286 million for fiscal 1999. This expense accounted for approximately 5% of General Revenue Fund spending in fiscal 1996, approximately 6% for fiscal 1997 and 1998 and approximately 5.5% for fiscal 1999. The State has entered into a settlement agreement with respect to the Kansas City desegregation lawsuit, pursuant to which the State ceased additional desegregation payments to the Kansas City Missouri School District following fiscal 2000.

Industry and Employment. Missouri in recent years has had a pattern of unemployment levels equal to or lower than the national average.

The Missouri portions of the St. Louis and Kansas City metropolitan areas collectively contain over 50% of Missouri's 1999 estimated population census of approximately 5,468,338. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring around the nation. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

Defense related business plays an important role in Missouri's economy. There are a large number of civilians employed at various military installations and training bases in the state. In addition, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. There can be no assurances that there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be affected disproportionately. It is impossible to determine what effect, if any, continued consolidation in the defense-related industries will have on the economy of the State. However, any shift or loss of production operations now conducted in Missouri could have a negative impact on the economy of the State.


                                 NORTH CAROLINA


General obligations of a city, town or county in North Carolina are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue bonds issued by North Carolina political subdivisions include (1) revenue bonds payable exclusively from

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
revenue-producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of North Carolina.Section 23-48 of the North Carolina General Statutes appears to permit any city, town, school district, county or other taxing district to avail itself of the provisions of Chapter l9 of the United States Bankruptcy Code, but only with the consent of the Local Government Commission of the State and of the holders of such percentage or percentages of the indebtedness of the issuer as may be required by the Bankruptcy Code (if any such consent is required). Thus, although limitations apply, in certain circumstances political subdivisions might be able to seek the protection of the Bankruptcy Code.

The current economic profile of the State consists of a combination of industry, agriculture and tourism. Tobacco production, which had been the leading source of agricultural income in the State, declined in 1995. Tobacco farming in the State has been and is expected to continue to be affected by major Federal legislation and regulatory measures regarding tobacco production and marketing and by international competition. On November 23, 1998, 46 states' Attorneys General and the major tobacco companies signed a proposed settlement that reimburses states for smoking-related medical expenses paid through Medicaid and other health care programs. North Carolina could receive approximately $4.6 billion over the next 25 years. The settlement was approved in North Carolina by a Consent Decree in December 1998. On March 16, 1999, the General Assembly enacted a law approving the establishment of a foundation, to comply with the Consent Decree, to help communities in North Carolina hurt by the decline of tobacco. The court must review the law for compliance with the intent outlined in the Consent Decree. The foundation would receive 50 percent of the settlement. A trust fund for tobacco farmers and quota holders and a second trust fund for health programs, both to be created by the General Assembly, would each get a quarter of the settlement.

North Carolina is also one of the 14 states that has entered into a major settlement agreement with several cigarette manufacturers. Approximately $1.9 billion of settlement payments (under the National Tobacco Growers Settlement Trust phase of the settlement agreement) will be paid to North Carolina tobacco growers and allotment holders. Payments of this amount are scheduled to begin in December 1999 and are expected to average $155 million per year over a 12-year period.

The State's seasonally adjusted unemployment rate in August, 2000 was 3.5% of the labor force, as compared with and unemployment of 4.1% nationwide. The labor force has undergone significant change during recent years as the State has moved from an agricultural to a service and goods producing economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits. North Carolina's economy continues to benefit from a vibrant manufacturing sector. Manufacturing firms employ approximately 21% of the total non-agricultural workforce. North Carolina has the fourth highest percentage of manufacturing workers in the nation. The State's annual value of manufacturing shipments totaled $156 billion in 1997, ranking the State eighth in the nation. The State leads the nation in the production textiles, tobacco products, and furniture and is among the largest producers of electronics and other electrical equipment and industrial and commercial machine and computer equipment.

The State of North Carolina is involved in an number of legal proceedings, some of which are detailed below.

Bailey v. State and Patton v. State - State Income Tax Refunds for Retired State and Federal Workers. Bailey is a class action involving the claim that the General Assembly acted unconstitutionally in 1989 when it repealed the full exemption from State income tax for the pensions of retired state and local government employees. This action was taken in response to the United State Supreme Court decision in Davis v. Michigan Department of Treasury that the intergovernmental tax immunity doctrine prohibits states from taxing pensions of state and federal retirees differently. Patton is a class action involving the claim that the General Assembly's 1989 legislation did not cure the defects in the State's taxation of the pensions of state and federal retirees.

The State defended Bailey on the grounds that the people of the State in enacting Article V, Sec. 1 of the State Constitution ("The power of taxation shall...never be surrendered, suspended or contracted away") vested in the General Assembly the full discretion to change tax exemptions as conditions warranted. On May 8, 1997, the North Carolina Supreme Court chose not to apply
Article V, Sec. 1 of the State Constitution and held that the general Assembly acted unconstitutionally when it repealed the full tax exemption for state and local government retirees who had "vested" interests in their pensions. Overturning a long line of prior decisions, the Court further held that the State was liable for full refunds of all state income taxes paid by those retirees since 1989 regardless of whether they had followed required procedures.

One potential result of the Bailey decision was to recreate a difference in the treatment of the pensions of federal and state retirees for the period since 1989, and thus make the State liable to federal retirees in Patton. Given the

Supreme Court's decision in Bailey and its potential impact in Patton, the General Assembly agreed to settle all claims for refunds by all state and federal retirees for $799 million. The North Carolina General Assembly reserved $400 million to pay the first installment of the settlement, which was paid during fiscal year 1999-2000. This amount has been reported in the state's financial statements as a liability of the General fund. The remaining $399 million has been reported as a liability in the general Long-term Obligation Account Group.

Faulkenbury  v.  Teachers'  and  State  Employees'   Retirement  System,   Peele
v.Teachers' and State Employees' Retirement System and Woodard v. Local Government Employees' Retirement System - Payment of Retirement Benefits. Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights breach of fiduciary duty, violation of other federal constitutional rights, and the violation of state constitutional and statutory rights. Their claims were heard in the Superior Court of Wake County in May, 1995. The trial court ruled in favor of the plaintiffs, and the State appealed to the North Carolina Supreme court. The Supreme Court affirmed the judgment of the trial court in favor of the plaintiffs on april 11, 1997. The court concluded that at the time plaintiffs' rights to pensions became vested, the law provided that they would have disability retirement benefits calculated in a certain way; and that these were contractual rights that plaintiffs earned and that could not be taken away by the Legislature. The trial court is now supervising the payment of back benefits to class members. The estimated amount of back benefits due to class members is $126 million, plus interest. This amount has been reported in the financial statements of the State as a liability of the Teachers' and State Employees' Retirement System.

As of June 30, 21000l there remain about 387 eligible estates which have not made claims, as well as several hundred eligible individual class members who have not exercised their right to make an election. Additionally the court has ordered additional interest to be paid to class members, the amount of which totals less than 2% of the original payout amount. A hearing was scheduled August 11, 2000 for these matters. The last payment date was October, 1999.

Leaondro et al. v. State of North Carolina and State board of Education - Adequacy of Public Education System. On May 25, 1994, students and boards of education in five counties in the state filed suit in Superior Court requesting a declaration that the State's public education system does not meet standards established by the State Constitution. In January, 1995, the trial court refused to dismiss the suit and the State appealed. Subsequently, the North Carolina Court of Appeals reversed the trial court and dismissed the suit. On July 24, 1997, the North Carolina Supreme Court reversed the Court of Appeals. The Court concluded that the North Carolina Constitution guarantees "every child of this state an opportunity to receive a sound basic education," and remanded that issue to the trial court for further proceedings.

The Attorney General's Office believes that there are sound legal arguments to support the State's position on remand that plaintiffs are receiving an opportunity to obtain a sound basic education.

N.C. School Boards Association, et al. v. Harlan E. Boyles, State Treasurer, et al. - Use of Administrative Payments. On December 14, 1998, plaintiffs, including county school boards for Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir counties, filed suit in Superior Court requesting a declaration that certain payments to State administrative agencies just be distributed to the public schools on the theory that such amounts are fines which under the North Carolina constitution must be paid to the schools.

Smith/Shaver Cases - State Tax Refunds - Intangibles Tax. The Smith case is a class action tax refund lawsuit related to litigation in Fulton Corporation v. Faulkner, a case filed by a single taxpayer and decided by the United States Supreme Court in 1996 regarding the constitutionality of intangibles taxes previously collected by the state on shares of stock. On July 7, 1995, while the Fulton case was pending before the United States Supreme Court, the Smith class action was commenced in North Carolina Superior Court on behalf of all taxpayers who paid the tax and complied with the requirements of the applicable tax refund statute, N.C. Gen. Stat. Sections 105-267, including its 30-day demand requirements. These original plaintiffs were later designated Class A when a second group of taxpayers were added. The new class, designated Class B, consisted of taxpayers who had paid the tax but failed to comply with the refund statute's 30-day demand requirement. On June 11, 1997, judgment was entered awarding the Class A plaintiffs refunds totaling $120,000,000, with interest, and those refunds have been paid. In a separate order also entered on June 11, 1997, Class B was decertified and the refund claims of Class B taxpayers were dismissed. Class counsel appealed the Class B decertification/dismissal order, and on December 4, 1998, the North Carolina Supreme Court reversed the dismissal. As a result of the Smith decision, the State will be required to pay refunds to Class B intangibles taxpayers. The State estimates that its liability for tax refunds, with interest through June 30, 1999, plus administrative costs and legal fees, will be approximately $440,000,000.

A second class action tax refund lawsuit, Shaver, et al. v. North Carolina, et al., was filed on January 16, 1998, by the same taxpayers as Class B plaintiffs in Smith under alternative theories of recovery for tax years 1991 through 1994

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
and for refunds for one additional tax year, 1990. Their additional claim for 1990 totals approximately $100,000,000. Given the outcome of the Smith case, the North Carolina Attorney General's office believes that sound legal arguments support dismissal as moot of the Shaver refund claims for tax years 1991 through 1994 and dismissal of the refund claims for tax year 1990 as barred by the statute of limitations.

Southeast Compact Commission - Disposal of Low-level Radioactive Waste. North Carolina and seven other southeastern states created the South Interstate Low-Level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997 the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. The Compact recently voted to pursue sanctions against North Carolina, including the repayment, with interest, by the State to the Compact Commission of $809 million of Compact member payments expended on the permitting of the site. The North Carolina Attorney General's office believes that sound legal arguments support the State's position on this matter.

The state is involved in numerous other claims and legal proceedings, many of which normally occur in governmental operations; however, the North Carolina Attorney General does not expect any of the other outstanding lawsuits to materially adversely affect the state's ability to meet its financial obligations.

                                     OREGON

As of the most recent update, at September 1, 1999, $2.36 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including $129.6 million in general obligation bonds supported by the budget for the State's general fund and $2.23 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $1.48 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. As of September 1, 1999, there are $2.98 billion of revenue bonds outstanding. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For the 1999-01 biennium, approximately 92.6% of the State's legislatively budgeted revenues are projected to come from combined income taxes, and corporate taxes.

Over the past several years, a number of species of Oregon wildlife have been added to the Endangered Species list, including the northern spotted owl and certain populations of salmon. The spotted owl listing has already had a substantial economic impact on the State's economy, primarily through a reduction in timber harvests from federal lands. The salmon listings also have had a substantial economic impact, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect the spotted owl and salmon and steelhead populations may eventually affect a wide variety of agricultural, industrial, recreational and land use activities, with corresponding impacts on long-term economic growth. The magnitude and extent of any future environmental action is difficult to predict.

Oregon voters have approved a number of property tax limitation measures in recent years. In November 2000, there were 26 additional ballot measures before the voters dealing with a number of state fiscal matters as well as social issues. Of those 26 measures, 9 were approved by the voters on November 7th, two of which would specifically impact Oregon's budget. The first is Measure 88, which would increase the maximum deduction for federal taxes paid from $3,000 to $5,000 on Oregon's personal income tax return. The legislative memorandum in support of the measure indicates that it will cost the state approximately $120 million. The second, Measure 7, would require the state to reimburse landowners if government regulations reduce the value of a landowner's property. It is estimated to cost the state $1.6 billion annually. As of this update, state officials have not yet indicated how they plan to adjust the state budget to compensate for the anticipated costs of these measures.

The September 2000 Economic and Revenue Forecast prepared by the Office of Economic Analysis indicated that in the second quarter of 2000, Oregon's economy slowed slightly due to higher interest rates, slower population growth, and the Asian financial crisis which is now affecting nonmanufacturing sectors as well as manufacturing sectors. Employment growth for the quarter was at a -0.6% annual rate for a year over year rate of only 1.6%. This is dramatically slower than the 2.8% annual rate of growth for the first quarter of the year.

Over the longer term, the Oregon economy is expected to grow slower than the U.S. economy in 2000. The key factors to Oregon's future growth identified by the Office of Economic Analysis are recovery of the semiconductor industry, export growth, rising commodity prices, continued strength in the domestic markets, business cost advantages, environmental issues, affordable housing and quality of life.


                                 SOUTH CAROLINA

The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.


The State recorded a cash basis operating surplus of $206 million for the fiscal year ending June 30, 1999 with $410 million in its General Fund on a cash basis. General Fund revenues and expenditures for fiscal 2000 were $4.999 billion and $5.071 billion, respectively, with year end transfers of $6.5 million. From the surplus, $7.7 million was deposited into the General Reserve Fund ("Rainy Day Fund") bringing the General Reserve Fund balance to $145.4 million. Fiscal 1999 ended with a General Reserve Fund balance of $137.6 million.


                                    TENNESSEE


Tennessee's general obligation bonds have recently been downgraded from AAA to AA+ by S&P. As of November, 2000, Moody's has not announced a change of its rating of Tennessee's general obligation bonds from Aaa but is reviewing whether to downgrade such rating.

In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State of any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. That amendment also provided that no debt obligation may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. The State's fiscal year runs from July 1 through June 30.

The State of Tennessee faced a recurring budget crisis for this fiscal year. Tennessee does not presently impose an income tax upon personal income and relies primarily on the sales tax for revenue. The Tennessee General Assembly recently passed a budget which incudes no new taxes, relies on one-time revenue to pay recurring expense and hinges on heightened revenue projections. The governor has announced plans to call a special session of the Tennessee legislature in late 2000 to address the issue of whether to adopt an income tax upon personal income if revenue projections fall short. The recurring budget crisis could lead to financial difficulty for the state.

In recent years, the Tennessee economy generally tended to rise and fall in roughly parallel manner with the U.S. economy. However, slower growth for the State's economy is projected for the fiscal year ending June 30, 2000. Tennessee's economic growth has fallen behind the rate of economic growth for the nation.

Historically, the Tennessee economy has been characterized by a slightly greater concentration in manufacturing employment than the U.S. as a whole. The Tennessee economy, however, has been undergoing a structural change in the last 20-25 years through increases in service sector and trade sector employment, and manufacturing employment in Tennessee has steadily declined on a percentage of work force basis. Service sector employment in Tennessee has climbed steadily since 1973, increasing its share of overall State non-agricultural employment from 14.5% to 26.4% in 1997. Over the same period, employment in manufacturing has declined from 33.9% to 20%, and employment in the trade sector has increased in the period from 1973 to 1997 from 20.4% to 23.6% of non-agricultural employment. It is predicted that the service industry sector will account for about 22% of the job growth in Tennessee through the year 2005. Recently, overall Tennessee non-agricultural employment has grown in the period from 1991 to 1997 from approximately 2.18 million persons to approximately 2.60 million persons. Accordingly, non-agricultural employment in Tennessee is relatively uniformly diversified today with approximately 20% in the manufacturing sector, approximately 26% in the service sector, approximately 23% in the trade sector and approximately 15% in government.

Manufacturing employment is one component of non-agricultural employment. Tennessee manufacturing employment decreased by about 1.5% in 1999, representing the loss of 7,800 manufacturing jogs. The job losses remain most pronounced in textiles, apparel and leather.

                                    VIRGINIA

The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The general fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.

While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. At the close of the fiscal year ending June 30, 1999, the General Fund balance amounted to $1.174 billion of which $591 million was reserved, including $556 million for the Revenue Stabilization Fund. Fiscal 1999 general fund revenues exceeded budget by $179 million, or 1.8% and fiscal year 1998 by $927 million or 10.5%. The budget for the 2000-2002 biennium submitted by the Governor did not contemplate any significant new taxes or increases in the scope or amount of existing tax.

Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.

                  PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, construction and the high technology areas have compensated for that loss. Puerto Rico's economy has expanded in the 1990's in step with the U.S. economy. In 1999 Puerto Rico's GNP grew at 4.2%, the highest annual rate this decade.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S.
corporations  electing  "possessions  corporation"  status.  However,  in  1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico has proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements. Similarly, President Clinton has proposed permanent extension of the Section 30A. To date, however, no action has been taken.

The eventual elimination of tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. The government of Puerto Rico has enacted its own tax incentive programs for both industrial and tourist activities.

Puerto Ricans have periodically considered conversion to statehood and such a vote is likely again in the future. The statehood proposal was defeated in December 1998.

Puerto Rico is rated Baa1 by Moody's and A by S&P.

The U.S. Virgin Islands. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

Guam. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in the past few years. During its 1997 fiscal year, the government was able to make noticeable progress on its traditional budgetary problems operating with a balanced budget for that fiscal year. However, during 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar earlier this year have had a negative impact on the island's economy. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. There does seem to be some recent improvement in the Japanese economy. According to the Guam Visitors Bureau, visitor arrivals increased in April 2000 by 11.8% over April 1999. Visits from Japan, Korea and the U.S. mainland increased 14.2%, 120.5% and 9.7%, respectively.

                                                                      APPENDIX D

                           TAX-EQUIVALENT YIELD TABLES


The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding the rates specified below under the regular federal income tax and applicable state and local tax rates applicable for 2000.

Note: The federal income tax portion of the indicated combined income tax brackets in the tables does not take into account the effect of a reduction in the deductibility of itemized deductions (including applicable state and local taxes) for taxpayers with adjusted gross income in excess of $128,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $128,950 and joint filers with adjusted gross income in excess of $193,400. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated in the tables.


Yields shown are for illustration purposes only and are not meant to represent a Fund's actual yield. No assurance can be given that any specific tax exempt yield will be achieved. While it is expected that each Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and applicable state and local taxes described in the prospectus, other income received by a Portfolio and allocated to a Fund may be taxable. The tables do not take into account state or local taxes, if any, payable on Fund distributions except for those described in the footnote to the tables. Also, the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth herein is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.


Tax Equivalent Yield Tables. The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and applicable state and local tax rates applicable for 2000.

Note: The federal income tax portion of the indicated combined income tax brackets in the tables does not take into account the effect of a reduction in the deductibility of itemized deductions (including applicable state and local taxes) for taxpayers with adjusted gross income in excess of $128,950. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $128,950 and joint filers with adjusted gross income in excess of $193,400. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated in the tables.


Yields shown are for illustration purposes only and are not meant to represent a Fund's actual yield. No assurance can be given that any specific tax exempt yield will be achieved. While it is expected that each Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and applicable state and local taxes described in the prospectus, other income received by a Portfolio and allocated to a Fund may be taxable. The tables do not take into account state or local taxes, if any, payable on Fund distributions except for those described in the footnote to the tables. Also, the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

The information set forth herein is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.


Alabama Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               19.25%              4.95%   5.57%   6.19%   6.81%   7.43%   8.05%   8.67%
$26,251-$63,550         $43,851-$105,950            31.60               5.85    6.58    7.31    8.04    8.77    9.50   10.23
$63,551-$132,600        $105,951-$161,450           34.45               6.10    6.86    7.63    8.39    9.15    9.92   10.68
$132,601-$288,350       $161,451-$288,350           39.20               6.58    7.40    8.22    9.05    9.87   10.69   11.51
Over $288,350           Over $288,350               42.62               6.97    7.84    8.71    9.59   10.46   11.33   12.20

* Net amount subject to federal and Alabama personal income tax after deductions and exemptions.
+ The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Alabama taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% * Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.


Arkansas Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               20.95%              5.06%   5.69%   6.33%   6.96%   7.59%   8.22%   8.86%
$26,251-$63,550         $43,851-$105,950            33.04               5.97    6.72    7.47    8.21    8.96    9.71   10.45
$63,551-$132,600        $105,951-$161,450           35.83               6.23    7.01    7.79    8.57    9.35   10.13   10.91
$132,601- $288,350      $161,451-$288,350           40.48               6.72    7.56    8.40    9.24   10.08   10.92   11.76
Over $288,350           Over $288,350               43.83               7.12    8.01    8.90    9.79   10.68   11.57   12.46

* Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.
+ The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Arkansas State income tax rate is 7%.


Georgia Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               20.10%              5.01%   5.63%   6.26%   6.88%   7.51%  8.14%   8.76%
$26,251-$63,550         $43,851-$105,950            32.32               5.91    6.65    7.39    8.13    8.87   9.60   10.34
$63,551-$132,600        $105,951-$161,450           35.14               6.17    6.94    7.71    8.48    9.25  10.02   10.79
$132,601-$288,350       $161,451-$288,350           39.84               6.65    7.48    8.31    9.14    9.97  10.80   11.64
Over $288,350           Over $288,350               43.22               7.05    7.93    8.81    9.69   10.57  11.45   12.33

* Net amount subject to federal and Georgia personal income tax after deductions and exemptions.
+ The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Georgia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Georgia income tax rate is 6%.

Kentucky Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               20.10%              5.01%   5.63%   6.26%   6.88%   7.51%  8.14%   8.76%
$26,251-$63,550         $43,851-$105,950            32.32               5.91    6.65    7.39    8.13    8.87   9.60   10.34
$63,551-$132,600        $105,951-$161,450           35.14               6.17    6.94    7.71    8.48    9.25  10.02   10.79
$132,601-$288,350       $161,451-$288,350           39.84               6.65    7.48    8.31    9.14    9.97  10.80   11.64
Over $288,350           Over $288,350               43.22               7.05    7.93    8.81    9.69   10.57  11.45   12.33

* Net amount subject to federal and Kentucky personal income tax after deductions and exemptions.
+ Tax brackets are calculated using the highest Kentucky tax rate within the brackets. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Kentucky taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The Kentucky State income tax rate is 6%.


Louisiana Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               18.40%              4.90%   5.51%   6.13%   6.74%   7.35%  7.97%   8.58%
$26,251-$63,550         $43,851-$105,950            32.32               5.91    6.65    7.39    8.13    8.87   9.60   10.34
$63,551-$132,600        $105,951-$161,450           35.14               6.17    6.94    7.71    8.48    9.25  10.02   10.79
$132,601-$288,350       $161,451-$288,350           39.84               6.65    7.48    8.31    9.14    9.97  10.80   11.64
Over $288,350           Over $288,350               43.22               7.05    7.93    8.81    9.69   10.57  11.45   12.33

* Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.
+ Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%.


Maryland Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               21.69%              5.11%   5.75%   6.38%   7.02%   7.66%  8.30%   8.94%
$26,251-$63,550         $43,851-$105,950            33.67               6.03    6.78    7.54    8.29    9.05   9.80   10.55
$63,551-$132,600        $105,951-$161,450           36.43               6.29    7.08    7.87    8.65    9.44  10.22   11.01
$132,601-$288,350       $161,451-$288,350           40.04               6.78    7.63    8.48    9.33   10.18  11.02   11.87
Over $288,350           Over $288,350               44.35               7.19    8.09    8.99    9.88   10.78  11.68   12.58

* Net amount subject to federal and Maryland personal income tax after deductions and exemptions.
+ Tax brackets are calculated using the highest calendar year 2000 Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax of 3.08%. The combined tax brackets assume that Maryland State and local income taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.

Missouri Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               20.10%              5.01%   5.63%   6.26%   6.88%   7.51%  8.14%   8.76%
$26,251-$63,550         $43,851-$105,950            32.32               5.91    6.65    7.39    8.13    8.87   9.60   10.34
$63,551-$132,600        $105,951-$161,450           35.14               6.17    6.94    7.71    8.48    9.25  10.02   10.79
$132,601-$288,350       $161,451-$288,350           39.84               6.65    7.48    8.31    9.14    9.97  10.80   11.64
Over $288,350           Over $288,350               43.22               7.05    7.93    8.81    9.69   10.57  11.45   12.33

* Net amount subject to federal and Missouri personal income tax after deductions and exemptions.
+ The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Missouri State income tax rate is 6%.


North Carolina Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               20.95%              5.06%   5.69%   6.33%   6.96%   7.59%  8.22%   8.86%
$26,251-$63,550         $43,851-$105,950            33.58               6.02    6.78    7.53    8.28    9.03   9.79   10.54
$63,551-$132,600        $105,951-$161,450           36.35               6.28    7.07    7.86    8.64    9.43  10.21   11.00
$132,601-$288,350       $161,451-$288,350           40.96               6.78    7.62    8.47    9.32   10.16  11.01   11.86
Over $288,350           Over $288,350               44.28               7.18    8.08    8.97    9.87   10.77  11.67   12.56

* Net amount subject to federal and North Carolina personal income tax after deductions and exemptions.
+ Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%.


Oregon Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               22.65%              5.17%   5.82%   6.46%   7.11%  7.76%  8.40%   9.05%
$26,251-$63,550         $43,851-$105,950            34.48               6.11    6.87    7.63    8.39   9.16   9.92   10.68
$63,551-$132,600        $105,590-$161,450           37.21               6.37    7.17    7.96    8.76   9.56  10.35   11.15
$132,601-$288,350       $161,451-$288,350           41.76               6.87    7.73    8.59    9.44  10.30  11.16   12.02
Over $288,350           Over $288,350               45.04               7.28    8.19    9.10   10.01  10.92  11.83   12.74

* Net amount subject to federal and Oregon personal income tax after deductions and exemptions.
+ The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Oregon State income tax rate is 9%.

South Carolina Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               20.10%              5.01%   5.63%   6.26%   6.88%   7.51%  8.14%   8.76%
$26,251-$63,550         $43,851-$105,950            33.04               5.97    6.72    7.47    8.21    8.96   9.71   10.45
$63,551-$132,600        $105,951-$161,450           35.83               6.23    7.01    7.79    8.57    9.35  10.13   10.91
$132,601-$288,350       $161,451-$288,350           40.48               6.72    7.56    8.40    9.24   10.08  10.92   11.76
Over $288,350           Over $288,350               43.83               7.12    8.01    8.90    9.79   10.68  11.57   12.46

* Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.
+ The first tax bracket is calculated using the highest calendar 2001 South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax brackets assume that South Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income.


Tennessee Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               20.10%              5.01%   5.63%   6.26%   6.88%   7.51%  8.14%   8.76%
$26,251-$63,550         $43,851-$105,950            32.32               5.91    6.65    7.39    8.13    8.87   9.60   10.34
$63,551-$132,600        $105,951-$161,450           35.14               6.17    6.94    7.71    8.48    9.25  10.02   10.79
$132,601-$288,350       $161,451-$288,350           39.84               6.65    7.48    8.31    9.14    9.97  10.80   11.64
Over $288,350           Over $288,350               43.22               7.05    7.93    8.81    9.69   10.57  11.45   12.33

* Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.
+ The combined tax brackets assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Tennessee State income tax rate is 6%.


Virginia Fund

                                                                                A Federal & State Tax Exempt Yield of:
                                                                        4%      4.5%    5%      5.5%    6%      6.5%    7%
                                                Combined Fed. &      --------------------------------------------------------
Single Return           Joint Return            State Tax Rate+                is Equivalent to Fully Taxable Yield of:
-------------           ------------            ---------------      --------------------------------------------------------
Up to $26,250           Up to $43,850               19.89%              4.99%   5.62%   6.24%   6.87%   7.49%  8.11%   8.74%
$26,251-$63,550         $43,851-$105,950            32.14               5.89    6.63    7.37    8.10    8.84   9.58   10.32
$63,551-$132,600        $105,951-$161,450           34.97               6.15    6.92    7.69    8.46    9.23  10.00   10.76
$132,601-$288,350       $161,451-$288,350           39.68               6.63    7.46    8.29    9.12    9.95  10.78   11.60
Over $288,350           Over $288,350               43.07               7.03    7.90    8.78    9.66   10.54  11.42   12.30

* Net amount subject to federal and Virginia personal income tax after deductions and exemptions.
+ The first tax bracket is calculated using the highest Virginia tax rate with the bracket. Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax brackets assume that Virginia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%. The assumed Virginia State income tax rate is 5.75%.

                                                                      APPENDIX E

                        DESCRIPTION OF SECURITIES RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of a Portfolio's fiscal year end.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Each Portfolio is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations

Ratings: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch IBCA

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

     (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 filed November 25, 1996 and incorporated herein by reference.

  (b)(1) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

  (c)       Reference is made to Item 23(a) and 23(b) above.

  (d)       Not applicable

  (e)(1) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 filed November 15, 1995 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 filed January 25, 1999 and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (2)(a) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February 25, 1998 and incorporated herein by reference.

        (b) Amendment to the Transfer Agency Agreement dated October 18, 1999 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 81 filed December 20, 1999 and incorporated herein by reference.

  (i)(1) Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 73 filed October 1, 1998 and incorporated herein by reference.

     (2)    Consent of Counsel dated December 20, 2000 filed herewith.

  (j) Consent of Independent Auditors for Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, and Eaton Vance Virginia Municipals Fund filed herewith.

  (k)       Not applicable

  (l)       Not applicable

  (m)(1) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(g) to Post-Effective Amendment No. 67 filed July 3, 1997 and incorporated herein by reference.

     (2) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

     (3) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 and incorporated herein by reference.

  (n)       Not applicable

  (o) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated June 19, 2000 filed as Exhibit (o)(1) to Post-Effective Amendment No. 61 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed June 23, 2000 and incorporated herein by reference.

  (p) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000 as revised November 6, 2000 filed as Exhibit (p) to Post-Effective Amendment No. 75 of Eaton Vance Growth Trust (File Nos. 02-22019, 811-1241) filed December 21, 2000 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Municipals Trust dated April 22, 1997 filed as Exhibit (17)(a) to Post-Effective Amendment No. 65 filed June 2, 1997 and incorporated herein by reference.

     (2) Power of Attorney for Eaton Vance Municipals Trust dated November 16, 1998 filed as Exhibit (p)(2) to Post-Effective Amendment No. 75 filed November 24, 1998 and incorporated herein by reference.

     (3) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 65 filed June 2, 1997 and incorporated herein by reference.

     (4) Power of Attorney for Alabama Municipals Portfolio, Arizona Municipals Portfolio, Arkansas Municipals Portfolio, California Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Florida Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Massachusetts Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, Mississippi Municipals Portfolio, Missouri Municipals Portfolio, National Municipals Portfolio, New Jersey Municipals Portfolio, New York Municipals Portfolio, North Carolina Municipals Portfolio, Ohio Municipals Portfolio, Oregon Municipals Portfolio, Pennsylvania Municipals Portfolio, Rhode Island Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio, Texas Municipals Portfolio, Virginia Municipals Portfolio and West Virginia Municipals Portfolio dated November 16, 1998 filed as Exhibit (p)(4) to Post-Effective Amendment No. 75 filed November 24, 1998 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No.
801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

                Eaton Vance Advisers Senior Floating-Rate Fund
                Eaton Vance Growth Trust
                Eaton Vance Income Fund of Boston
                Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                Eaton Vance Municipals Trust
                Eaton Vance Municipals Trust II
                Eaton Vance Mutual Funds Trust
                Eaton Vance Prime Rate Reserves
                Eaton Vance Special Investment Trust
                EV Classic Senior Floating-Rate Fund

     (b)
         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------

  Albert F. Barbaro              Vice President                        None
      Ira Baron                  Vice President                        None
     Chris Berg                  Vice President                        None
  Kate B. Bradshaw               Vice President                        None
    Mark Carlson                 Vice President                        None
  Daniel C. Cataldo              Vice President                        None
                                  and Treasurer
     Raymond Cox                 Vice President                        None
    Peter Crowley                Vice President                        None
     Ellen Duffy                 Vice President                        None
   Alan R. Dynner          Vice President, Secretary                Secretary
                                       and
                                      Clerk
 Richard A. Finelli              Vice President                        None
     Kelly Flynn                 Vice President                        None
     James Foley                 Vice President                        None
  Michael A. Foster              Vice President                        None
Anne Marie Gallagher             Vice President                        None
  William M. Gillen           Senior Vice President                    None
  Hugh S. Gilmartin              Vice President                        None
   Robert Hammond                Vice President                        None
   James B. Hawkes       Vice President and Director  Vice President and Trustee
   Perry D. Hooker               Vice President                        None
     Steve Jones                 Vice President                        None
     Kara Lawler                 Vice President                        None
   Thomas P. Luka                Vice President                        None
    John Macejka                 Vice President                        None
   Geoff Marshall                Vice President                        None
     Tim McEwan                  Vice President                        None
 Joseph T. McMenamin             Vice President                        None
  Morgan C. Mohrman           Senior Vice President                    None

  James A. Naughton              Vice President                        None
    Joseph Nelson                Vice President                        None
   Mark D. Nelson                Vice President                        None
  Linda D. Newkirk               Vice President                        None
  James L. O'Connor              Vice President                     Treasurer
    Andrew Ogren                 Vice President                        None
 George D. Owen, II              Vice President                        None
     Philip Pace                 Vice President                        None
    Margaret Pier                Vice President                        None
  Enrique M. Pineda              Vice President                        None
     Matt Raynor                 Vice President                        None
 F. Anthony Robinson             Vice President                        None
   Frances Rogell                Vice President                        None
    Jay S. Rosoff                Vice President                        None
  Stephen M. Rudman              Vice President                        None
   Kevin Schrader                Vice President                        None
  Teresa A. Sheehan              Vice President                        None
  Lawrence Sinsimer           Senior Vice President                    None
  William M. Steul         Vice President and Director                 None
Cornelius J. Sullivan         Senior Vice President                    None
     Peter Sykes                 Vice President                        None
   David M. Thill                Vice President                        None
   John M. Trotsky               Vice President                        None
    Jerry Vainisi                Vice President                        None
    John Vaughan                 Vice President                        None
     Chris Volf                  Vice President                        None
   Debra Wekstein                Vice President                        None
 Wharton P. Whitaker         President and Director                    None
     Sue Wilder                  Vice President                        None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 20, 2000.

                                EATON VANCE MUNICIPALS TRUST

                                By:     /s/ THOMAS J. FETTER
                                        ------------------------------------
                                        Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on December 20, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Alabama Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                ALABAMA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities on December 20, 2000.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Arkansas Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                ARKANSAS MUNICIPALS PORTFOLIO


                                By:     /s/ THOMAS J. FETTER
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Georgia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                GEORGIA MUNICIPALS PORTFOLIO


                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Kentucky Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                KENTUCKY MUNICIPALS PORTFOLIO


                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Louisiana Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                LOUISIANA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Maryland Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                MARYLAND MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Missouri Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                MISSOURI MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     North Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                NORTH CAROLINA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Oregon Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                OREGON MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     South Carolina Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                SOUTH CAROLINA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tennessee Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                TENNESSEE MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        --------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Virginia Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2000.

                                VIRGINIA MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in their capacities and on December 20, 2000.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

/s/ James B. Hawkes             Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Remaer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By: /s/ Alan R. Dynner
     ------------------------------------
     Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No. Description
----------- -----------

(i)(2)      Consent of Counsel dated December 20, 2000

(j) Consent of Independent Auditors for Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund.